Registration No. 333-94575
 -------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        Post-Effective Amendment No. 1

                                       To

                                   FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A. Valley Forge Life Insurance Company Variable Life Separate Account (Exact Name of Trust)

B.  Valley Forge Life Insurance Company
    (Name  of  Depositor)

C.  CNA Plaza, 43 South
    Chicago, Illinois 60685
    (Complete  address  of  depositor's  principal  executive  offices)

D.  Name  and  complete  address  of  agent  for  service:

    Jonathan D. Kantor

    Senior Vice President, General Counsel and Secretary
    Valley Forge Life Insurance Company
    CNA Plaza, 43 South
    Chicago, Illinois 60685

    Copies  to:

    Judith A. Hasenauer
    Blazzard, Grodd & Hasenauer, P.C.
    4401 West Tradewinds Avenue
    Suite 207
    Fort Lauderdale, Florida 33308
    (954) 771-6667

E.  Flexible Premium Variable Life Insurance Policy
    (Title and amount of  securities  being  registered)

F. Proposed maximum aggregate offering price to the public of the securities being registered:

    Continuous  offering

G.  Amount  of  Filing  Fee:  Not  Applicable

H.  Approximate date of proposed public offering:

    As soon as practicable after the effective date of this filing.


It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2001 pursuant to paragraph (b) of Rule 485 ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on (date) pursuant to paragraph (a)(1) of Rule 485 If appropriate, check the following:




   ____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item   Caption in Prospectus
- ------------  ------------------------------
1(a)          Other Information
 (b)          The Variable Life Insurance Policy

2             Other Information

3             Not Applicable

4             Other Information

5             Other Information

6(a)          Not Applicable
 (b)          Not Applicable

7             Not Applicable

8             Not Applicable

9             Legal Proceedings

10            Purchases; Investment Options; Access to Your Money

11            Investment Options

12            Investment Options

13            Expenses

14            Purchases

15            Purchases

16            Purchases; Investment Options

17            Access to Your Money

18            Access to Your Money

19            Reports to Owners

20            Not Applicable

21            Access to Your Money

22            Not Applicable

23            Not Applicable

24            Other Information

25            Other Information

26            Expenses

27            The Company

28            Executive Officers and Directors

29            The Company

30            The Company

31            Not Applicable

32            Not Applicable

33            Not Applicable

34            Not Applicable

35            Other Information

36            Not Applicable

37            Not Applicable

38            Other Information

39            Other Information

40            Not Applicable

41            Not Applicable

42            Not Applicable

43            Not Applicable

44            Purchases

45            Investment Options; Other Information

46            Purchases; Access to Your Money

47            Not Applicable

48            Not Applicable

49            Not Applicable

50            Not Applicable

51            Other Information; Purchases

52            Investment Options

53            Other Information

54            Not Applicable

55            Not Applicable

56            Not Applicable

57            Not Applicable

58            Not Applicable

59            Financial Statements

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                    ISSUED BY

               VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE LIFE
                                SEPARATE ACCOUNT

                                       AND

                       VALLEY FORGE LIFE INSURANCE COMPANY

     This prospectus describes the Flexible Premium Variable Life Insurance Policy that we (Valley Forge Life Insurance Company) are offering.

     The policy is a variable benefit policy. We have designed the policy for use in estate and retirement planning and other insurance needs of individuals.

     You, the policyowner, have a number of investment choices in the policy. These investment choices include fixed account options as well as the investment options listed below. When you buy a policy and allocate funds to the investment options you are subject to investment risk. This means that the value of your policy may increase and decrease depending upon the investment performance of the investment option(s) you select. Under some circumstances, the death benefit and the duration of the policy will also increase and decrease depending upon investment performance. The duration of a policy (how long a policy will remain in force) is affected by how much cash value the policy has, which increases and decreases depending upon investment performance.

     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Flexible Premium Variable Life Insurance Policy. The Securities and Exchange Commission (SEC) maintains a

Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the SEC.

     The policy:

     -  is not a bank deposit.

     -  is not federally insured.

     -  is not endorsed by any bank or government agency.

     THE POLICY IS SUBJECT TO INVESTMENT RISK. YOU MAY BE SUBJECT TO LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH WE ARE NOT AUTHORIZED TO SELL THE POLICIES. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                                Date: May 1, 2001

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company

--  Federated High Income Bond Fund II

--  Federated Prime Money Fund II

--  Federated Utility Fund II

THE ALGER AMERICAN FUND Advised by Fred Alger Management, Inc.

--  Alger American Growth Portfolio

--  Alger American MidCap Growth Portfolio

--  Alger American Small Capitalization Portfolio

--  Alger American Leveraged AllCap Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
Advised by Van Eck Associates Corporation

--  Van Eck Worldwide Emerging Markets Fund

--  Van Eck Worldwide Hard Assets Fund

FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
  (formerly, SOGEN VARIABLE FUNDS, INC.)
Advised by Arnhold and S. Bleichroeder Advisers, Inc.

-- First Eagle SoGen Overseas Variable Fund formerly, SoGen Overseas Variable Fund)


VARIABLE INSURANCE PRODUCTS FUND (VIP), Initial Class and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II), Initial Class
Advised by Fidelity Management & Research Company

--  Fidelity VIP II Asset Manager Portfolio

--  Fidelity VIP II Contrafund Portfolio

--  Fidelity VIP Equity-Income Portfolio

--  Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST

Advised by MFS Investment Management

--  MFS Emerging Growth Series

--  MFS Investors Trust Series (formerly, MFS Growth With Income Series)

--  MFS Research Series

--  MFS Total Return Series

JANUS ASPEN SERIES, Institutional Shares
Advised by Janus Capital Corporation

--  Janus Aspen Series Capital Appreciation Portfolio

--  Janus Aspen Series Growth Portfolio

--  Janus Aspen Series Balanced Portfolio

--  Janus Aspen Series Flexible Income Portfolio

--  Janus Aspen Series International Growth Portfolio

--  Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares Advised by Alliance Capital Management, L.P.

--  Alliance Premier Growth Portfolio

--  Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.

--  American Century VP Income & Growth Fund

--  American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, Class 2 Shares -- Templeton Developing Markets Securities Fund
    Advised by Templeton Asset Management Ltd.


--  Templeton Asset Strategy Fund
    Advised by Templeton Investment Counsel, LLC


LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management

--  Lazard Retirement Equity Portfolio

--  Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)
Advised by Morgan Stanley Asset Management

--  Morgan Stanley International Magnum Portfolio

--  Morgan Stanley Emerging Markets Equity Portfolio

                                TABLE OF CONTENTS

                                                                PAGE
                                                                ----
HIGHLIGHTS..................................................      1
THE COMPANY.................................................      4
THE VARIABLE LIFE INSURANCE POLICY..........................      4
EXPENSES....................................................      5





PURCHASES...................................................     12
INVESTMENT CHOICES..........................................     15
DEATH BENEFIT...............................................     20
TAXES.......................................................     23
ACCESS TO YOUR MONEY........................................     24
OTHER INFORMATION...........................................     26
MORE INFORMATION............................................     29
  EXECUTIVE OFFICERS AND DIRECTORS..........................     29
  VOTING....................................................     30
  DISREGARD OF VOTING INSTRUCTIONS..........................     30
  LEGAL OPINIONS............................................     30
  OUR RIGHT TO CONTEST......................................     30
  FEDERAL TAX STATUS........................................     31
  REPORTS TO OWNERS.........................................     34
  LEGAL PROCEEDINGS.........................................     34
  EXPERTS...................................................     34
  FINANCIAL STATEMENTS......................................     35
APPENDIX A -- ILLUSTRATIONS OF POLICY VALUES................    A-1
APPENDIX B -- EXAMPLES OF ADDITIONAL INSURANCE RIDER........    B-1
APPENDIX C -- RATES OF RETURN...............................    C-1

                             INDEX OF SPECIAL TERMS

     This prospectus is written in plain English to make it as understandable as possible. However, by the very nature of the policy, the use of certain technical words or terms are unavoidable. We have identified some of these words or terms. For some we have provided you with a definition below. For the remainder, we believe that you will find an adequate discussion in the text. We have identified these terms and provided you with a page number that indicates where you will find the explanation for the word or term. The word or term on the page is in italics.

     DEATH PROCEEDS: The amount of money payable to the beneficiary if the insured dies while this policy is in force.

     DEBT: Any amount you owe us as the result of a policy loan. This includes any accrued loan interest.

     GENERAL ACCOUNT: Our assets other than those allocated to the Variable Account or any other separate account.

     INVESTMENT OPTION: An investment choice within Valley Forge Life Insurance Company Variable Life Separate Account available under the policy.

     POLICY LOAN ACCOUNT: That portion of the cash value resulting from a policy loan.

     RIDERS: An endorsement that is incorporated into your policy.

     SPECIFIED AMOUNT: A dollar amount used to determine the death benefit of your policy. This amount is chosen by you. The minimum specified amount is $100,000.

     TARGET PREMIUM: A premium calculated when a policy is issued, based on the insured's age, sex (except in unisex policies) and risk class. The Target Premium is used to calculate the surrender charge.

                                                                PAGE
                                                                ----
Beneficiary, Contingent Beneficiary.........................      27
Business Day................................................      15
Cash Value, Net Cash Value, Cash Surrender Value............      14
Fixed Account I, Fixed Account II...........................      17
Insured.....................................................      20
Monthly Date................................................      12
Owner, Joint Owner, Contingent Owner........................      27
Policy Year, Policy Anniversary.............................      12
Policy Date.................................................      12

                                   HIGHLIGHTS

THE VARIABLE LIFE INSURANCE POLICY

     The variable life insurance policy is a contract between you, the owner, and us, an insurance company. The Flexible Premium Variable Life Insurance Policy described in this prospectus provides for life insurance coverage on the named insured. This policy has cash values, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the policy is a variable life insurance policy, the value of your policy will increase or decrease depending upon the investment experience of the investment option(s) you choose. The death benefit associated with the policy is distributed free from federal income taxes to the named beneficiary. However, estate taxes may apply. We will issue the policy as an individual policy in most states; and as a group life insurance policy in other states.

EXPENSES

     The policy has both insurance and investment features, and there are costs related to each that reduce the return on your investment. We deduct:

     -  a premium charge from each premium payment made;

     - an expense charge daily from amounts allocated to the investment options;

     - a monthly deduction from cash value for: cost of insurance; cost of any rider(s); and monthly policy fee; and

     - daily investment option charges which apply to the average daily value of the investment options.

     We may assess a surrender charge if you take out money from your policy. If you make more than 12 transfers in any policy year, unless the transfer is pre-scheduled, we will charge a transfer processing fee. Also, for the first 12 months after an increase in the specified amount, we will deduct $10 each month from your policy.

     Once the insured turns 95, we will no longer deduct the Monthly Deduction.

     There are fees and expenses which are deducted from the assets of the investment options.

PURCHASES

     You purchase the policy by completing the proper forms. In some circumstances, we may contact you for additional information regarding the insured. We may require the insured to provide us with medical records, physicians' statements or a complete paramedical examination.

     The minimum initial premium payment we accept is computed for you based on the specified amount you request. The policy is designed for the payment of subsequent premiums. The minimum subsequent premium payment you can make is $50.

INVESTMENT CHOICES

     You can put your money in the fixed account options and/or in any of the investment options. Currently, you may invest in all investment choices at any one time. However, we reserve the right to limit this in the future.

DEATH BENEFIT

     The amount of the death benefit depends on:

     -  the specified amount of insurance of your policy;

     -  the death benefit option in effect at the time of death;

     -  under some circumstances, your cash value; and

     -  the death benefit of any rider.

     There are two death benefit options: Option 1 and Option 2. Under certain circumstances you can change death benefit options. You can also change the specified amount under certain circumstances after your policy has been in force for one year.

     If death benefit Option 1 is in effect, the death benefit is the greater of your specified amount, or your cash value on the date of death multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

     If death benefit Option 2 is in effect, the death benefit is the greater of your specified amount in effect plus the cash value, or the cash value on the date of death multiplied by the applicable factor. Under this option, the amount of the death benefit is variable.

TAXES

     Your policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the policy should be excludable from the gross income of your beneficiary. Any earnings in your policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.

ACCESS TO YOUR MONEY

     You can make a total surrender of your policy at any time and we will pay you the net cash value. You may make a partial surrender at any time after the 5th policy anniversary, or earlier if required by state law. When you make a total or partial surrender, a surrender charge may be assessed.

     You can also borrow some of your net cash value.

OTHER INFORMATION

     FREE LOOK. You can cancel the policy within 10 days after you receive it (or whatever period is required in your state). We will refund an amount equal to the cash value plus fees or charges deducted from premium payments less any debt (or we will refund an amount equal to all premiums paid less any debt if required in your state). When we receive your initial net premium, we will credit the amount to your policy on the policy date. Your initial premium will be allocated to the selected investment options on the latest of:

     -  two business days after the policy date;

     - two business days after our receipt of your initial premium at our administrative office; or

     -  the date our underwriters approve your application for a policy.

     ADDITIONAL FEATURES. The following additional features are offered:

     - You can arrange to have a regular amount of money automatically transferred from the Federated Prime Money Fund II to selected investment options or our general account each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature the dollar cost averaging option.

     - You can arrange to have us automatically rebalance amounts in selected investment options and Fixed Account I to return to your original percentage allocations. We call this feature the automatic transfer option.

     - In some states, at any time during the first 18 months your policy is in force, you can convert the policy to any permanent non-variable policy offered by us in your state. We call this feature the right to convert.

     - If the insured becomes terminally ill, we will pay you a portion of the death benefit. We call this feature the accelerated benefit.

     - If the insured becomes disabled, under certain circumstances, we will waive the monthly deductions. We call this the waiver of monthly deduction benefit.

     - We also offer a number of additional riders that are common to life insurance policies.

     These features and riders may not be available in your state and may not be suitable for your particular situation.

     INQUIRIES. If you need more information about buying a policy, please contact us at:

        Valley Forge Life Insurance Company
        Investment Products
        100 CNA Drive
        Nashville, TN 37214
        (800) 262-1755

                                   THE COMPANY

Valley Forge Life Insurance Company, with its administrative office located at 100 CNA Drive, Nashville, TN 37214, is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). As of December 31, 2000, Loews Corporation owned approximately 87% of the outstanding common stock of CNAF.

     We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where we are only admitted as a reinsurer.

                       THE VARIABLE LIFE INSURANCE POLICY

     The variable life insurance policy is a contract between you, the owner, and us, an insurance company. The policy described in this prospectus is a flexible premium variable life insurance policy. The policy is "flexible" because:

     - the frequency and amount of premium payments can vary;

     - you can choose between death benefit options; and

     - you can increase or decrease the amount of insurance coverage, all within the same policy of insurance.

     The policy is "variable" because the cash value, when allocated to the investment options, may increase or decrease depending upon the investment results of the selected investment options. Under certain circumstances, the death benefit and the duration of your policy may also vary. The death benefit may vary because investment performance of the selected investment options may be sufficient to result in the death benefit being greater than the specified amount. The duration of your policy is also affected by investment performance because charges under the policy, when coupled with poor performance, may mean that at sometime there may not be enough cash value in your policy to pay the charges and your policy will terminate unless you make a premium payment(s).

     During the life of the insured, you can surrender the policy for all or part of its net cash value. You may also obtain a policy loan using the policy as security and by properly assigning it to us.

     We also make available a number of riders to meet a variety of your estate planning needs.

     To the extent you select any of the investment options, you bear the investment risk. If your net cash value is insufficient to pay any expense charges, the policy may terminate.

     Because the policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named beneficiary. These proceeds should be excludable from the gross income of the beneficiary, however estate taxes may apply. The income tax-free death proceeds makes this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the policy or make a total or partial surrender.

     We will issue the policy as an individual policy in most states, and as a group certificate under a group life insurance policy in other states. As used in this prospectus, the term policy refers to either: the individual life policy, or to a certificate issued under a group life policy.

PURCHASING CONSIDERATIONS

     The policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investments in the investment options. The policy offers the following to individuals:

     - create or conserve one's estate;

     - supplement retirement income; and

     - access to funds through loans and surrenders.

     If you currently own a variable life insurance policy on the life of the insured, you should consider whether the purchase of the policy described in this prospectus is appropriate. Replacement of an existing policy with this policy may not be advantageous to your situation.

                                    EXPENSES

     There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. The charges and expenses are described below.

PREMIUM CHARGE

     We deduct a premium charge from each premium payment you make to reimburse us for the expenses associated with selling the policy and for tax charges and costs we incur. The premium charge is as follows:

Policy Years 1-10:...................    7.5% of all premiums up to the target premium.
Policy Years 11 and later:...........    5.5% of all premiums up to the target premium.
All Years:...........................    3.5% of all premiums in excess of the target
                                         premium.

MONTHLY DEDUCTIONS

     Each monthly date, we will make certain deductions from the cash value of your policy. The monthly deduction is for:

     - the cost of insurance for the following month;

     - the monthly cost of any riders attached to your policy; and

     - the monthly policy fee.

     The first monthly deduction will be determined as of the policy date. The monthly deduction will be deducted on a pro-rata basis from the cash surrender value allocated to the investment options and fixed accounts.

     COST OF INSURANCE. This charge compensates us for the insurance coverage we provide in the month following the charge. We determine the monthly cost of insurance rate each year as of the policy anniversary. The rate will be charged for the next policy year. The cost of insurance rate for a specified amount of insurance portion for a policy month equals the sum of:

     - the standard cost of insurance rate for that month from the table of our standard cost of insurance rates; and

     - an additional rate or charge for any extra mortality risk classification (substandard insurance) that applies for the specified amount of insurance portion.

     The additional rate or charge for an extra mortality risk classification for any policy month equals the amount of extra mortality that the risk classification represents for that month. Each portion of the specified amount will have its own cost of insurance rate which may be different from any other portion.

     The total cost of insurance rate for a policy month will be uniform for all specified amount of insurance portions that:

     -  are in the same specified amount band, sex, and risk classification;

     -  take effect when the insureds are the same age; and

     -  have been in force the same length of time.

 We may charge less than the maximum cost of insurance rates shown in your policy from time to time based on our expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change we make will apply to all specified amount portions in the same risk classification.

     Since the mortality tables used with the policy distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. We will offer the policy based upon unisex mortality tables where required.

    MONTHLY COST OF RIDERS. The amount of any charges associated with riders, if any, each policy month is determined in accordance with the rider and is shown on the schedule page of your policy.

     MONTHLY POLICY FEE. There is a monthly policy fee which is equal to $26 per policy month for the first policy year. Thereafter, the fee is $6 per policy month. The charges reimburse us for expenses incurred in the administration of the policies. Such expenses include: confirmations, annual account statements, maintenance of policy records, maintenance of variable account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policy owner servicing and all accounting, valuation, regulatory and updating requirements.

EXPENSE CHARGE

     We deduct an expense charge from each investment option each business day. The expense charge is equal to:

Policy Years 1-10:...................   Approximately .90%, on an annual basis, of the cash
                                        value of each investment option.
Policy Years 11 and later:...........   Approximately .45%, on an annual basis, of the cash
                                        value of each investment option.

     This charge compensates us for some of the mortality risks we assume, and the risk that we will experience costs above that for which we are compensated. It also compensates us for some of the administrative costs in administering the policy. We expect to profit from the charge.

SURRENDER CHARGES

     A surrender charge may be deducted if you make a full or partial surrender. A surrender charge may also be applicable when you reduce the specified amount.

     The initial surrender charge is a charge per $1,000, multiplied by the specified amount divided by 1,000, plus a charge for any applicable riders or substandard ratings. Any increases in the specified amount may result in additional surrender charges being imposed on the amount of such increase. The charge per $1,000 varies by issue age, sex, and risk classification. The surrender charge per $1,000 varies from $4.30 to $42.50. The initial surrender charge grades down to zero over 15 years.



Policy Years                        % of Initial Surrender Charge
1-6...................................................100%
7 .................................................... 80%
8..................................................... 70%
9 .....................................................60%
10 ....................................................50%

11.....................................................40%
12 ....................................................30%
13 ....................................................20%
14 ................................................... 10%
15+ .......................................No Surrender Charge


Example Calculation

     For a Variable Universal Life Policy with a Male, Issue Age 45, Non-Smoker risk classification with an initial specified amount of $100,000, the initial surrender charges equals $1,600 calculated as follows:

         o  The charge per $1,000 is $16

         o The initial surrender charge is $16 multiplied by $100,000 divided by 1,000 which equals $1,600

         o  In the 2nd policy year, the surrender charge would be $1,600

         o In the 7th policy year, the surrender charge is $1,280, which is the initial surrender charge multiplied by 80%

TRANSFER PROCESSING FEE

     You may transfer values from one investment option to another, or to or from the fixed accounts. The first 12 transfers in a policy year are free. The fee for each additional transfer is currently $25. The transfer processing fee is deducted from the amount which is transferred. Prescheduled dollar cost averaging transfers or automatic transfers are not counted when we determine transfer processing fees. Each transfer request is considered to be one request regardless of the number of investment options or any fixed account involved in the transfer.

CHARGES AFTER THE INSURED'S 95TH BIRTHDAY

     Once the insured turns 95, we will no longer deduct the insurance related charges, but will continue to deduct the asset based charges.


     The annual expenses of the portfolios for the year ended December 31, 2000 below are based on data provided by the respective fund groups. We have not independently verified such data. Future expenses may be greater or less than those shown.



     INVESTMENT OPTION EXPENSES: (as a percentage of the average daily net assets of an investment option)

-------------------------------------------------------------------------------------------------
                                                                 OTHER            TOTAL ANNUAL
                                                            EXPENSES (AFTER      EXPENSES (AFTER
                                                            WAIVERS AND/OR       WAIVERS AND/OR
                                                            REIMBURSEMENTS       REIMBURSEMENTS
                                 MANAGEMENT                  WITH RESPECT         WITH RESPECT
                                 (ADVISORY       12B-1        TO CERTAIN           TO CERTAIN
                                   FEES)         FEES      INVESTMENT OPTIONS)  INVESTMENT OPTIONS)
-------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
  (See Note 1)
  Federated High Income Bond Fund
     II, Primary Shares...........      0.60%       --           0.16%           0.76%
  Federated Prime Money Fund II...      0.48%       --           0.19%           0.67%
  Federated Utility Fund II.......      0.75%       --           0.16%           0.91%
THE ALGER AMERICAN FUND
  Alger American Growth
     Portfolio....................      0.75%       --           0.04%           0.79%
  Alger American MidCap Growth
     Portfolio....................      0.80%       --           0.04%           0.84%
  Alger American Small
     Capitalization Portfolio.....      0.85%       --           0.05%           0.90%
  Alger American Leveraged AllCap
     Portfolio.......                   0.85%        --          0.05%           0.90%
VARIABLE INSURANCE PRODUCTS FUND
  (VIP), INITIAL CLASS AND
  VARIABLE INSURANCE PRODUCTS FUND
  II (VIP II), INITIAL CLASS
  Fidelity VIP II Asset Manager
     Portfolio ...................      0.53%        --           0.08%           0.61%
  Fidelity VIP II Contrafund
     Portfolio (See Note 2).......      0.57%        --           0.09%           0.66%
  Fidelity VIP Equity-Income
     Portfolio (See Note 2).......      0.48%        --           0.08%           0.56%
  Fidelity VIP II Index 500
     Portfolio (See Note 3).......      0.24%        --           0.09%           0.33%
MFS VARIABLE INSURANCE TRUST
  (See Note 4)
  MFS Emerging Growth Series......      0.75%        --           0.10%           0.85%
  MFS Investors Trust Series......      0.75%        --           0.12%           0.87%
  MFS Research Series.............      0.75%        --           0.10%           0.85%
  MFS Total Return Series.........      0.75%        --           0.15%           0.90%
JANUS ASPEN SERIES, INSTITUTIONAL SHARES (See Note 5) Janus Aspen Series Capital
     Appreciation Portfolio.......      0.65%        ---          0.02%           0.67%
  Janus Aspen Series Growth





     Portfolio....................      0.65%        ---          0.02%           0.67%
  Janus Aspen Series Balanced
     Portfolio....................      0.65%        ---          0.01%           0.66%
  Janus Aspen Series Flexible
      Income Portfolio.............      0.65%        ---          0.11%           0.76%
  Janus Aspen Series International
     Growth Portfolio.............      0.65%        ---          0.06%           0.71%
  Janus Aspen Series Worldwide
     Growth Portfolio.............      0.65%        ---          0.04%           0.69%
ALLIANCE VARIABLE PRODUCTS SERIES
  FUND, CLASS B SHARES
  Alliance Premier Growth
     Portfolio....................      1.00%        0.25%        0.05%           1.30%
  Alliance Growth and Income
     Portfolio....................      0.63%        0.25%        0.07%           0.95%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (See Note 6)
  American Century VP Income &
     Growth Fund..................      0.70%         --          0.00%           0.70%
  American Century VP Value
     Fund.........................      1.00%         --          0.00%           1.00%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST, CLASS
  2 SHARES (See Note 7)
  Templeton Developing Markets
     Securities Fund..............      1.25%        0.25%         0.31%          1.81%
  Templeton Asset Strategy Fund...      0.60%        0.25%         0.22%          1.07%
LAZARD RETIREMENT SERIES
  (See Note 8)
  Lazard Retirement Equity
     Portfolio....................      0.75%        0.25%         0.25%          1.25%
  Lazard Retirement Small Cap
     Portfolio....................      0.75%        0.25%         0.25%          1.25%
THE UNIVERSAL INSTITUTIONAL FUNDS,
  INC. (See Note 9)
  Morgan Stanley International
     Magnum Portfolio.............      0.50%         --           0.68%          1.18%
  Morgan Stanley Emerging Markets
     Equity Portfolio.............      1.09%         --           0.71%          1.80%
FIRST EAGLE SOGEN VARIABLE FUNDS,.
  INC.  (See Note 10)
  First Eagle SoGen Overseas
     Variable Fund................      0.75%        0.25%         0.50%          1.50%
VAN ECK WORLDWIDE INSURANCE TRUST.
  (See Note 11)
  Van Eck Worldwide Emerging
     Markets Fund.................      1.00%         --           0.26%          1.26%
  Van Eck Worldwide Hard Assets
     Fund..........................     1.00%         --           0.14%          1.14%

-------------------------------------------------------------------------------------------------

[1] The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001. With respect to the Federated Insurance Series portfolios, the adviser and the shareholder services have voluntarily waived a portion or all of the management fees (including shareholder services fees). The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" would have been as follows: 0.85% for the Federated High Income Bond Fund II, Primary Shares; 0.75% for the Federated Prime Money Fund II; and 1.00% for the Federated Utility Fund II.

[2] Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

[3] The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

[4] Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected above under "Other Expenses" and therefore are higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Annual Expenses" would be lower and would equal 0.84% for MFS Emerging Growth Series, 0.86% for MFS Investors Trust Series, 0.84% for MFS Research Series, and 0.89% for MFS Total Return Series.

[5] Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Growth, Capital Appreciation, International Growth, Worldwide Growth, and Balanced Portfolios. All expenses are shown without the effect of expense offset arrangements.

[6] The funds of American Century Variable Portfolios, Inc. have a stepped fee schedule. As a result, the funds' management fees generally decrease as the funds' assets increase.

[7] The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

[8] Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser, has agreed to waive its fee and/or reimburse the Portfolios through December 31, 2000 to the extent total annual portfolio expenses exceed 1.25% of the Portfolio's average daily net assets. Absent such an agreement, the other expenses and total annual portfolio expenses for the year ended December 31, 2000 would have been 4.07% and 5.07% for the Lazard Retirement Equity Portfolio and 1.76% and 2.76% for the Lazard Retirement Small Cap Portfolio.

[9] With respect to the Universal Institutional Funds, Inc. portfolios, the investment adviser has voluntarily waived a portion or all of the management fees and reimbursed other expenses of the portfolios to the extent total operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%, International Magnum Portfolio 1.15%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" and "Other Expenses" would have been as follows: 1.25% and 0.71%, respectively for the Emerging Markets Equity Portfolio; and 0.80% and 0.68%, respectively for the International Magnum Portfolio.

[10] The annualized ratios of operating expenses to average net assets for the period ended December 31, 2000 would have been 2.65% without the effect of the investment advisory fee waiver and expense reimbursement provided by the advisor.

[11] Operating Expenses for the Worldwide Hard Assets Fund and the Worldwide
     Emerging Markets Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Adviser agreed to assume expenses on the Worldwide Emerging Markets Fund exceeding 1.30% of average daily net assets except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were .16% for the Worldwide Hard Assets Fund, and .33% for the Worldwide Emerging Markets Fund for the year ended December 31, 2000 and Total Expenses were 1.16% and 1.33% respectively.

                                    PURCHASES

PREMIUMS

     The initial premium is due on the policy date. The policy date is the date coverage under the policy becomes effective. Other premiums may be required. All premiums must be sent to us at our administrative office. Before we send out the policy, the application and the premium must be in good order as determined by our administrative rules.

     Your first policy year starts on the day the coverage is effective under your policy (the policy date). The twelve month period beginning on the policy date and ending the day before the same date in the next calendar year (and each succeeding twelve month period) is referred to as a policy year. Future policy years start on the same day and month in each subsequent year. We call that date a policy anniversary. Your monthly date is the same day as the policy date for each succeeding month.

APPLICATION FOR A POLICY

     In order to purchase a policy, you must submit an application to us that requests information about the proposed insured. In some cases, we may contact you for additional information. We may request that the insured provide us with medical records, a physician's statement or possibly require other medical tests.

SUBSEQUENT PREMIUMS

     The policy is designed to allow you to make subsequent premium payments. You can make premiums during the lifetime of the insured or until the insured's age 95. You may change the amount and frequency of premiums. We have the right to limit the amount of any increase. Each premium after the initial premium must be at least $50. Unless you tell us otherwise, any subsequent payments will be considered premiums and not loan repayments. Subsequent premium payments will be credited to your policy as of the day they are received.

ALLOCATION OF PREMIUM

     The initial premium is credited on the policy date. The initial premium will be allocated to the investment options no later than the latest of:

     - 2 business days after the policy date;

     - 2 business days after our receipt of your initial premium at our administrative office; or

     - the date our underwriters approve this policy.

     Your premium is then allocated to the available fixed accounts or one or more of the investment options, as selected by you. This allocation is not subject to the transfer fee provision (see "Transfer Fee"). Currently, you can select as many investment options as you wish. However, we reserve the right to limit this in the future. All allocation percentages must be in whole numbers and at least 1%.

     You may change the allocation of future premiums by providing us with written notice. The change will be effective on the date we receive your request at our administrative office.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

     In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the policy to return any premiums paid which we have determined will cause the policy to fail as life insurance. We also have the right to make changes in the policy or to make a distribution to the extent we determine this is necessary to continue to qualify the policy as life insurance. Such distributions may have current income tax consequences to you.

     If subsequent premiums will cause your policy to become a Modified Endowment Contract (MEC), we will contact you prior to applying the premium to your policy. If you elect to have the premium applied, we require that you acknowledge that you understand the tax consequences of a MEC before we will apply the premiums.

GRACE PERIOD

     If the net cash value on any business day is not sufficient to cover any expense charges which are due but unpaid, a grace period of 61 days will be allowed for the payment of sufficient premium to keep your policy in force. We will send you a notice at the start of the grace period to your last known address and to any assignee. A minimum payment of an amount equal to 2 monthly deductions must be paid. The grace period will end 61 days after we mail you the notice. If sufficient premium is not paid by the end of the grace period, the policy will terminate without value. If the insured dies during the grace period, we will pay the death proceeds. If the lapse prevention guarantee described below is in effect, the grace period will not apply until the beginning of the policy year following the lapse prevention guarantee period.

REINSTATEMENT

     If your policy terminated at the end of a grace period and you have not surrendered it for its cash surrender value, you can request that we reinstate it (restore your insurance coverage). To reinstate your policy you must:

     - submit a written request for reinstatement at any time within 3 years after the end of the grace period;

     - submit proof of insurability satisfactory to us;

     - pay an amount large enough to cover the next 2 monthly deductions;

     - pay any negative cash surrender value that existed at the end of the grace period; and

     - repay or reinstate any debt which existed at the end of the grace period.

     The effective date of a reinstatement is the monthly date on or following the day we approve the request for reinstatement.

     If a surrender charge was applied when the policy lapsed, the surrender charge applied will be credited to the cash value of your policy. The surrender charge on the date of reinstatement is equal to the surrender charge on the date of lapse. To determine the surrender charge on any date after the effective date of reinstatement, we will not consider the period during which the policy was lapsed. Unless you tell us otherwise, the allocation of the amount of the surrender charge, additional premiums and loan repayments will be based on the allocations in effect at the start of the grace period.

LAPSE PREVENTION GUARANTEE

     We guarantee that your policy will not lapse during the selected lapse prevention guarantee period if throughout that period, (a) equals or exceeds (b) where:

     (a) is the aggregate premium payments made less the amount of any surrenders (including applicable surrender charges) less any loan amount; and

     (b) is the minimum monthly lapse prevention guarantee premium multiplied by the number of complete months since the policy date, including the current month.

     There are five lapse prevention guarantee periods you can select:

      5 years
     10 years
     20 years
     until you are 65
     until you are 85

CASH VALUE

     The cash value is the sum of the value in each investment option, any fixed account and the policy loan account. On the policy date, the cash value in each investment option is equal to the portion of the initial premium allocated to the investment option. After the policy date the cash value equals the sum of the value in the fixed accounts and in the investment options you have selected.

     The cash value reflects:

     - net premiums paid;

     - the monthly deductions;

     - the investment experience of the investment options selected;

     - any interest credited on any fixed account selected;

     - any interest earned or interest charged on amounts allocated to the policy loan account; and
     - any deductions due as a result of a transfer or a partial surrender.

CASH SURRENDER VALUE AND NET CASH VALUE

     Your cash surrender value equals your cash value less the surrender charge. Your net cash value equals the cash surrender value less any debt.

     During the insured's life, you may:

     - take loans based on the net cash value;

     - make partial surrenders (after the 5th policy anniversary); or

     - surrender the policy for its net cash value.

METHOD OF DETERMINING YOUR CASH VALUE ALLOCATED TO AN INVESTMENT OPTION

     The value of your policy will go up or down depending upon the investment performance of the investment option(s) you choose and the charges and deductions made against your cash value. In order to keep track of the value of your cash value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.)

     Every business day we determine the value of an accumulation unit by multiplying the accumulation unit value for the immediately preceding business day by a factor for the investment option for the current business day.

     The factor is determined by:

     - dividing the value of an investment option at the end of the current business day by the value of an investment option for the previous business day; and

     - subtracting the expense charge.

     The value of an accumulation unit may go up or down from day to day.

     When you make a premium payment, we credit your policy with accumulation units. The number of accumulation units credited is determined by dividing the amount of premiums allocated to the investment option by the value of the accumulation unit for that investment option. When we assess any charges we do so by deducting accumulation units from your policy. When you take a loan we reduce the number of the accumulation units in your policy and transfer the amount to the loan account.

     Our business day is each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

                               INVESTMENT CHOICES

     The policy offers investment options which invest in various funds. The investment options listed below are currently available in connection with the policy.

     You should read this prospectus and the accompanying prospectuses for the investment options carefully before investing. Certain portfolios may not be available under the policy offered by this prospectus.

     The investment objectives and policies of certain investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same advisers.

    FEDERATED INSURANCE SERIES
    Advised by Federated Investment Management Company
    Federated High Income Bond Fund II
    Federated Prime Money Fund II
    Federated Utility Fund II (seeks high current income and moderate capital appreciation by investing in securities of utility companies)

    THE ALGER AMERICAN FUND
    Advised by Fred Alger Management, Inc.
    Alger American Growth Portfolio
    Alger American MidCap Growth Portfolio
    Alger American Small Capitalization Portfolio
    Alger American Leveraged AllCap Portfolio

   FIRST EAGLE SOGEN VARIABLE FUNDS, INC. (formerly, SoGen Variable Funds, Inc.)
    Advised by Arnhold and S. Bleichroeder Advisers, Inc.
    First Eagle SoGen Overseas Variable Fund (formerly, SoGen Overseas Variable
       Fund)

    VAN ECK WORLDWIDE INSURANCE TRUST
    Advised by Van Eck Associates Corporation
    Van Eck Worldwide Emerging Markets Fund
    Van Eck Worldwide Hard Assets Fund

    VARIABLE INSURANCE PRODUCTS FUND (VIP), Initial Class and VARIABLE INSURANCE PRODUCTS FUND II (VIP II), Initial Class Advised by Fidelity Management & Research Company Fidelity VIP II Asset Manager Portfolio
    Fidelity VIP II Contrafund(R) Portfolio (seeks long-term capital appreciation) Fidelity VIP Equity-Income Portfolio Fidelity VIP II Index 500 Portfolio

    MFS VARIABLE INSURANCE TRUST
    Advised by MFS Investment Management
    MFS Emerging Growth Series
    MFS Investors Trust Series (seeks long-term growth of capital and, secondarily, current income) MFS Research Series (seeks long-term capital growth and future income) MFS Total Return Series

    JANUS ASPEN SERIES, Institutional Shares Advised by Janus Capital Corporation Janus Aspen Series Capital Appreciation Portfolio Janus Aspen Series Growth Portfolio Janus Aspen Series Balanced Portfolio Janus Aspen Series Flexible Income Portfolio Janus Aspen Series International Growth Portfolio Janus Aspen Series Worldwide Growth Portfolio

    ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
    Advised by Alliance Capital Management, L.P.
    Alliance Premier Growth Portfolio
    Alliance Growth and Income Portfolio

    AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    Advised by American Century Investment Management, Inc.
    American Century VP Income & Growth Fund
    American Century VP Value Fund

    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST,
    Class 2 Shares
       Templeton Developing Markets Securities Fund
    Advised by Templeton Asset Management Ltd.
    Templeton Asset Strategy Fund
    Advised by Templeton Investment Counsel, Inc.

    LAZARD RETIREMENT SERIES
    Advised by Lazard Asset Management
    Lazard Retirement Equity Portfolio
    Lazard Retirement Small Cap Portfolio

    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean
       Witter Universal Funds, Inc.)
    Advised by Morgan Stanley Asset Management
    Morgan Stanley International Magnum Portfolio
    Morgan Stanley Emerging Markets Equity Portfolio

     Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     We may enter into certain arrangements under which we are reimbursed by the investment options' advisers, distributors and/or affiliates for the administrative services which we provide to the funds.

SUBSTITUTION AND LIMITATIONS ON FURTHER INVESTMENTS

     We may substitute one of the investment options you have selected with another investment option. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an investment option. We will give you notice of our intention to do this.

FIXED ACCOUNT OPTIONS

     You may allocate premiums and cash values to one of our fixed account options. Fixed Account I is part of our general account, and will offer a uniform interest rate guaranteed for one policy year by us. At our discretion, we may declare an excess interest rate for this account. Fixed Account II offers various interest rates and time periods to select from. We have segregated our assets in Fixed Account II from our general account. The interest rates offered by Fixed Account II will depend on the time period you select. In certain circumstances, if you make a surrender from Fixed Account II before the expiration of the time period, you may be subject to an interest adjustment. The adjustment may be positive or negative. We also offer a dollar cost averaging option from our general account (see below).

TRANSFERS

     You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

     You can make transfers by telephone or other mutually agreed upon communication medium. If you own the policy with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions.

     Transfers are also subject to the following:

     - Currently, you can make 12 transfers every policy year without charge.

     - We will assess a $25 transfer fee for each transfer in excess of the free 12 transfers allowed per policy year. Transfers made pursuant to the dollar cost averaging option and the automatic transfer option will not count in determining the application of any transfer fee.

     - The minimum amount which you can transfer is $250 or your entire value in the investment option or any fixed account option, if it is less. This requirement is waived if the transfer is made in connection with the dollar cost averaging option or the automatic transfer option.

     - You may not make a transfer until after the end of the free-look period.

     - A transfer will be effected as of the end of the business day when we receive a transfer request that contains all the information that is necessary for us to process the request.

     - We are not liable for a transfer made in accordance with your instructions.

     - Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

          a. the requirement of a minimum time period between each transfer; or

          b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

          c. limiting the dollar amount that may be transferred between investment options by an owner at any one time.

     - Transfers do not change your allocation instructions for future premium payments.

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to systematically transfer a set amount each month from a source account to any of the investment options or Fixed Account I. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging may not be available in your state.

     We offer two different Dollar Cost Averaging (DCA) riders. You can have only one DCA account at a time. When you select a DCA option, we will open a dollar cost averaging account for you. If you select DCA Rider I, you must have at least $1,000 in the Federated Prime Money Fund II in order to participate in the dollar cost averaging option. The minimum amount which can be transferred each month is $100. If you select DCA Rider II, which is only available at issue, you must commit at least $5,000 to the DCA account. Your DCA account II is part of our general account assets and will be credited interest. You can select either a 6 or 12 month period when you elect DCA Rider II.

     Dollar cost averaging transfers will begin on the date you request, but no sooner than 7 business days after we receive the request provided the transfers do not begin until 30 days after the effective date of your policy. All dollar cost averaging transfers are made effective the same day each month. However, this day may not be later than the 28th of each month. If the calendar day selected is not a business day, transfers are made as of the next business day.

     Dollar cost averaging will terminate when any of the following occurs:

     o  at the end of the selected month period you designate; or

     o within 7 days of your written request to terminate these transfers.

     If your DCA option is terminated, all money remaining in the dollar cost averaging account will be transferred to the Federated Prime Money Fund II. We have the right to modify, discontinue or suspend the dollar cost averaging option. If you participate in the dollar cost averaging option, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this option.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the dollar cost averaging option through periods of fluctuating price levels.

AUTOMATIC TRANSFER OPTION

     Once your money has been allocated among the investment choices, the performance of the elected options may cause your allocation to shift. You can direct us to automatically rebalance your cash value in selected investment options and Fixed Account I to return to your original percentage allocations by selecting our automatic transfer option. The automatic transfer option may not be available in your state.

     You have the choice of rebalancing quarterly, semi-annually or annually. All transfers must take place before the 28th of the month. Allocation percentages must be in whole numbers.

     If you participate in the automatic transfer option, the transfers made under the program are not taken into account in determining any transfer fee. You may stop the automatic transfer option at any time by written notice. We must receive your written notice at least seven days before the first business day in a new period. Once automatic transfer has been elected, any subsequent transfer instructions that differ from the then current instructions are treated as a request to change the automatic transfer allocation. All changes must be by written notice.

     EXAMPLE:

              Assume that you want your initial premium split between 2 investment options. You want 80% to be in the MFS Investors Trust Series and 20% to be in the Janus Aspen Series International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the MFS Investors Trust Series now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the MFS Investors Trust Series to bring its value back to 80% and use the money to buy more units in the Janus Aspen Series International Growth Portfolio to increase those holdings to 20%.


                                  DEATH BENEFIT

     The amount of the death benefit depends on the total specified amount of insurance, your cash value on the date of the insured's death and the death benefit option (Option 1 or Option 2) in effect at that time. The insured is the person whose life is covered by this policy. The insured is named on the schedule page of your policy. The actual amount we pay the beneficiary will be reduced by any outstanding debt and any due and unpaid charges.

     The initial specified amount and the death benefit option in effect on the policy date (the date when the insured's life is covered under the policy) are shown on the schedule page of your policy.

     OPTION 1. The amount of the death benefit under Option 1 is the greater of:

     - the specified amount; or

     - the applicable percentage of the cash value on the date of death.

     OPTION 2. The amount of the death benefit under Option 2 is the greater of:

     - the specified amount plus the cash value on the date of death; or

     - the applicable percentage of the cash value on the date of death.

DEATH PROCEEDS

     The death proceeds equal:

     - the death benefit provided by your policy; plus

     - any insurance on the insured's life that may be provided by riders to your policy; less

     - any debt; less

     - any due and unpaid premiums.

     We will pay the death proceeds after we receive due proof of death and any other information that we reasonably require. The death proceeds may be adjusted under certain conditions.

CHANGE IN SPECIFIED AMOUNT

     You may change the specified amount after this policy has been in force for 1 year subject to the following:

     - You must request the change in writing.

     - A decrease will be applied first against prior increases, if any, on a last-in, first-out basis, then against the initial specified amount. A decrease in specified amount will not reduce the specified amount lower than $100,000. A prorata share of any applicable surrender charge may apply.

     - An increase in specified amount will require proof of insurability.

     - Any change in the specified amount must be for at least $25,000.

     If you increase the specified amount, we will deduct a $10.00 monthly specified amount increase fee for the first 12 months after the increase.

     A change will be effective on the monthly date following our approval or recording of the change. We will show the effective date of any change in specified amount in a supplemental policy schedule we will send you.

CHANGE IN DEATH BENEFIT OPTION


     You may change the death benefit option, without the imposition of any charge, subject to the following:

     - You must request the change in writing.

     - If you want to change death benefit Option 1 to Option 2, you must submit proof of insurability satisfactory to us. The specified amount will be reduced by the amount of cash value so that the death benefit is not increased as of the date of change.

     - If you want to change death benefit Option 2 to Option 1, the specified amount will be increased by the amount of cash value.

OTHER RIDERS

WAIVER OF MONTHLY DEDUCTION RIDER

     If you choose the waiver of monthly deduction rider, we will waive monthly deductions if the insured becomes totally disabled, as defined in the rider. The waiver will begin on the latest date when:

     -  we have been notified of the onset of a total disability;

     -  we have received due proof of total disability; and

     -  total disability has continued for 6 consecutive months.

     If you choose this feature, the monthly cost of this rider is shown on your policy schedule. The rider will terminate:

     -  on the first policy anniversary on or after the insured's 65th birthday;

     -  if you give us written notice to terminate it; or

     -  when the policy terminates.

     This benefit may not be available in your state.

TOTAL DISABILITY WAIVER OF PREMIUM RIDER

     We make available a total disability waiver of premium rider. Under this rider, we will credit a premium while the policy is in force if the insured becomes totally disabled, as defined in the rider. The monthly premium credited will be the lesser of:

     - 1/12th of the waiver of premium amount shown on your policy schedule; or

     - the monthly average of premiums paid on your policy over the last 36 policy months.

     In order to receive the benefits under the Total Disability Waiver of Premium Rider, you must notify us of your total disability. You must also provide us with proof of your total disability. You are not eligible for this benefit until your total disability has continued for at least six consecutive months. If you choose this feature, the monthly cost of this rider is shown on your policy schedule. The rider will terminate:

     - on the first policy anniversary on or after the insured's 65th birthday;

     - if you give us written notice to terminate it; or

     - when the policy terminates.

     The rider may not be available in your state.

ACCELERATED BENEFIT RIDER

     You can elect the accelerated benefit rider. There is no additional charge if you elect the accelerated benefit rider. This rider provides that you may elect to receive an advance of the death benefit proceeds of the policy if the insured is terminally ill, as defined in the rider. Receipt of an accelerated death benefit amount may be taxable. You should contact your personal tax or financial adviser for specific information.

     The maximum accelerated death benefit will be the lesser of:

     - 75% of the policy death benefit on the day we receive the request; or

     - $250,000 from all policies in force with us.

     If payments are made in other than a lump sum, the minimum amount of any payment will be $500. Surrender charges will not be assessed against any benefits paid under this rider.

     This rider terminates on the earliest of: the date the policy terminates, or the date you give us written notice to terminate; or the date that the benefit advance plus accrued interest equals the policy death benefit less all debt.

     Death benefits, cash values, and loan values, if any, will be reduced if a benefit is paid pursuant to this rider. Also, the receipt of an accelerated death benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements.

ACCIDENTAL DEATH BENEFIT RIDER

     You can elect the accidental death benefit rider. This rider provides that if the insured dies accidentally (as defined in the rider), we will pay the accidental death benefit amount shown on your policy schedule. The injury that causes the death must occur after attained age 1 and before the policy anniversary on or immediately following the insured's 70th birthday.

     This rider terminates on the policy anniversary on or after the insured's age 70; or if you give us written notice to terminate it; or when the policy terminates.

ADDITIONAL INSURANCE RIDER

     You can elect the additional insurance rider. This rider provides that we will pay the additional insurance death benefit when we receive due written proof of the insured's death. The additional insurance death benefit will be the additional insurance specified amount shown on your policy schedule less the excess, if any, of 1 over 2 or 3, where:

     (1) is the cash value on the date of death times the applicable percentage of cash value shown on your policy schedule;

     (2) is the specified amount, if death benefit option 1 is shown on your policy schedule; and

     (3) is the specified amount plus the cash value, if death benefit option 2 is shown on your policy schedule.

     To help you understand how this benefit works, we have set out some examples in Appendix B.

     This rider terminates when you give us written notice to terminate it; or on the policy anniversary on or after the insured's age 95; or when the policy terminates.

     We require an additional premium for this rider as shown on your policy schedule.

TERM INSURANCE ON CHILDREN RIDER

     You can elect the term insurance on children rider pursuant to our underwriting guidelines and state laws. This rider provides that we will pay the beneficiary an amount per unit of coverage if a covered child's (as defined in the rider) death occurs while the rider is in force or within a certain period as described below:

     - $250 if the covered child's death occurs after he/she is 14 days old and before he/she is 6 months old; or

     - $1,000 if the covered child's death occurs on or after he/she turns 6 months old and before the policy anniversary nearest the covered child's 22nd birthday.

     If the policy terminates because the insured dies, existing coverage on any child under this rider will be continued as fully paid-up insurance until the child's 22nd birthday. At age 22, conversion will be allowed as provided in the rider.

     This rider terminates when you give us written notice to terminate it and send us the policy to show the change; or on the policy anniversary on or nearest the insured's age 65; or when the policy terminates.

     The cost for this rider, as shown on your policy schedule, will be added to the monthly deduction.

OTHER INSURED TERM INSURANCE RIDER

     You can elect the other insured term insurance rider. This rider provides that we will pay the other insured (unless changed, the other insured is the person named in the application for this rider) specified amount shown on your policy schedule when we receive proof of the other insured's death.

     Under certain conditions, you can change the other insured specified amount any time after the rider is one year old by written notice to us.

     This rider terminates at the earliest of: the policy date on or after the other insured's 70th birthday; or the date you give us written notice to terminate it; or the date the policy terminates.

     We require an additional premium for this rider as shown on your policy schedule.

     YOU SHOULD READ THE RIDERS CAREFULLY FOR THE TERMS AND CONDITIONS OF EACH SPECIFIC RIDER.

SETTLEMENTS

     When your policy becomes a claim because of the death of the insured, settlement will be made upon due proof of death. Proceeds may be paid in a lump sum, or under one of the optional modes of settlement described below. If no settlement option has been chosen before the insured's death, the beneficiary may choose one. Once the proceeds are applied under an optional mode of settlement, any amounts payable are paid from our general account and will not be affected by the investment experience of the investment options.

     OPTION 1 -- PAYMENT CERTAIN. Under this option we pay you the cash value in equal payments as specified. After each payment, interest of 3% compounded annually is added to the remaining amount which has not been paid. Payments are made until the amount applied, plus interest, is exhausted. The total of all payments made each year must be at least 5% of the amount applied under this option. Any outstanding balance may be withdrawn at any time.

     OPTION 2 -- PERIOD CERTAIN. Under this option we pay the cash value in equal payments over a designated period of time, as chosen by you. An interest rate of at least 3% will be credited. Outstanding balances may be withdrawn at any time, however, this will forfeit any future payments.

     OPTION 3 -- LIFE ANNUITY. Under this option we make monthly payments during the lifetime of the payee.

     OPTION 4 -- LIFE ANNUITY WITH A PERIOD CERTAIN. Under this option we make monthly payments while the payee lives. If the payee dies before we have made all of the payments within the selected period, the payments will continue until the end of the specified period. If, at any age, the amount of payments is the same for 2 or more periods certain, payment will be made as if the longest period was selected.

     ADDITIONAL OPTIONS. We may make other options available.

     The portion of the payments received under a settlement option which are in excess of the death benefit proceeds will be treated as taxable income (see "Tax Treatment of Settlement Options" under "More Information -- Federal Tax Status").

                                      TAXES

     NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON FEDERAL INCOME TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES UNDER THE SECTION "MORE INFORMATION."

LIFE INSURANCE IN GENERAL

     Life insurance, such as this policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the insured. However, estate taxes may apply.

TAKING MONEY OUT OF YOUR POLICY

     You, as the owner, will not be taxed on increases in the value of your policy until a distribution occurs either as a surrender or as a loan. If your policy is a MEC, any loans or surrenders from the policy will be treated as first coming from earnings and then from your investment in the policy. Consequently, these distributed earnings are included in taxable income.

     The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

     (3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

     If your policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as indebtedness under the policy and not as a taxable distribution. See "Federal Tax Status" in the section "More Information" for more details including an explanation of whether your policy is a MEC.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the portfolios are being managed so as to comply with such requirements.

     Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the portfolios. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the policy, could be treated as the owner of the portfolios. Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                              ACCESS TO YOUR MONEY

POLICY LOANS

     You may obtain a loan at any time while your policy is in force. Your request for a loan must be in writing. The amount of the loan and all existing loans may not be more than 90% of the net cash value as of the date of the loan. The amount of the loan may not be less than $500. A loan will only be made upon proper assignment of your policy to us with the policy as the sole security for the loan.

     When you take a policy loan, we will transfer an amount equal to the policy loan from the investment option(s) or Fixed Account I to the policy loan account. Unless you state otherwise, transfers from the investment options to the policy loan account will be on a pro-rata basis as of the loan date. If you do not have a sufficient amount in the investment option(s), we will transfer any remaining amount from Fixed Account I. We will also transfer any loan interest that becomes due and unpaid in the same manner. Amounts transferred to the policy loan account will earn interest daily from the date of transfer. Policy loans may also have federal tax consequences (see "Federal Tax Status").

EFFECT OF A LOAN

     Policy loans will have a permanent effect on any death benefit and cash surrender value of your policy. The effect may be favorable or unfavorable. If loans are not repaid, the debt will reduce the amount of any death proceeds. Loans have a permanent effect on the policy because the amount transferred to the policy loan account will not share in the investment results of the investment options while the loan is outstanding. If the policy loan account earnings rate is less than the performance of the selected investment options and/or Fixed Account I, the values and benefits under the policy will be reduced (and the policy may even terminate) as a result of the loan.

LOAN INTEREST

     The loan interest rate charged is currently 8%. The loan interest credited to your policy is currently 6%. Interest is charged daily and is payable at the end of each policy year. Unpaid interest will be added to the existing debt as of the due date and will be charged interest at the same rate as the rest of the loan.

     We will credit a higher effective annual interest rate in the following circumstances;

     - for amounts borrowed up to an amount equal to cash value less the aggregate premium payments made to date (preferred loans); and

     - for all loans against policies that are in the 11th policy year or later.

     Preferred loans include the amount of any outstanding policy loan transferred in a tax-free exchange.

REPAYING POLICY DEBT

     The debt, or any part, may be repaid at any time as long as the policy is in force. Any debt outstanding will be deducted before any benefit proceeds are paid. When you repay part or all of the loan, we will transfer an amount equal to the amount you repay from the policy loan account to an investment option or to any fixed account.

     When there is debt outstanding, any payments received will be applied first as a premium payment, rather than repayment of debt, unless we are instructed otherwise. If total debt equals or exceeds the cash value less the surrender charge, your policy will terminate without value. A termination of the policy with a loan outstanding may have federal income tax consequences (see "More Information -- Federal Tax Status").

PARTIAL SURRENDERS

     You may make a partial surrender at any time after the 5th policy anniversary by written notice.

     When you make a partial surrender, we will reduce the cash value by the partial surrender amount and any surrender charges. We will require that any partial surrender amounts be first deducted from the cash value in the investment options proportionately among all accounts unless the owner specifically requests otherwise. We will also reduce the specified amount. The reduction in specified amount will be proportional to the reduction in cash value due to the partial surrender.

     The minimum partial surrender amount is currently $500. We may assess a surrender charge on the amount surrendered. See "Surrender Charges" above.

     Partial surrenders will be allowed only if the policy continues to qualify as a contract of life insurance under the Code. We will also limit the maximum amount of all partial surrenders you can make in a policy year to the greater of:

     - 10% of the total premium payments; or

     - cash value less total premiums paid less any policy debt.

FULL SURRENDERS

     You may completely surrender your policy and receive the net cash value at any time while the policy is in force. If you make a full surrender, we will require that you return your policy.

     The date of surrender will be the date we receive your written request. The net cash value will be determined as of the end of the business day which your written request is received. All coverage will end on the date of surrender.

     Partial and full surrenders may have federal tax consequences (see "Federal Tax Status").

     For your protection, a request for surrender, policy loan, or a change in ownership must be by written notice. We may require the signature to be guaranteed by a member firm of the New York, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank), which is a member of the Federal Deposit Insurance Corporation. In some cases, we may require additional documentation of a customary nature.

                                OTHER INFORMATION

THE VARIABLE ACCOUNT

     We established a variable account, Valley Forge Life Insurance Company Variable Life Separate Account (Variable Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Variable Account under Pennsylvania insurance law on February 12, 1996. We have registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

     We reserve the right to modify the structure or operation of the Variable Account. However, we guarantee that a modification will not affect the value of your contract.

DISTRIBUTOR

     The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

     CNA Investor Services, Inc. ("CNA/ISI") serves as the distributor for the policies. CNA/ISI is located at 100 CNA Drive, Nashville, Tennesse, 37214.


SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone any payments or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of shares of the portfolios is not reasonably practicable or we cannot reasonably value the shares of the portfolios;

     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     We have the right to defer payment of any surrender or transfer of any fixed account value for not more than 6 months from the date we receive your written notice, unless otherwise provided by your state.

OWNERSHIP

     OWNER. You, as the owner of the policy or the certificate, have all of the rights under the policy while the insured is living. Your rights in the policy belong to your estate if you die before the insured dies and there is no joint owner or contingent owner.

     JOINT OWNER. The policy can be owned by joint owners. Joint owners have equal ownership rights. Authorization of both joint owners is required for all policy changes except for transfers and allocations.

     CONTINGENT OWNER. The contingent owner, if any, is named in the application, unless changed. You may name a contingent owner at any time while the insured is living by providing us with written notice. Once recorded, the designation will be effective as of the date the written notice was signed. Such change will not affect any payment we make or action we take before it was recorded.

     The contingent owner, if any, will become the owner if the named owner dies before the date of the insured's death. If there are joint owners, the contingent owner will become the owner if both named joint owners die before the insured.

     BENEFICIARY. The beneficiary is the person or entity you name to receive any death proceeds. The primary beneficiary is the person who will be paid death proceeds when the insured dies. The contingent beneficiary, if any, will become the beneficiary if no primary beneficiary is living on the date of the insured's death. More than one primary and contingent beneficiary can be named. If there is more than one primary beneficiary alive when the insured dies, we will pay the primary beneficiaries in equal shares unless you provide otherwise.

     The primary beneficiary and contingent beneficiary on the policy date are named in the application. While the insured is alive, you may change any beneficiary. Any change must be by written notice. Once recorded, the change will take effect as of the date you signed it. Such change will not affect any payment we make or action we take before it was recorded. An irrevocable beneficiary must consent in writing to any change in beneficiary.

     If any beneficiary dies before the insured, that beneficiary's interest in the death benefit will end. If any beneficiary dies at the same time as the insured, or within 30 days of the insured, that beneficiary's interest in the death benefit will end if no benefits have been paid to that beneficiary. If the interest of all designated beneficiaries has ended when the insured dies, we will pay the death benefit to you, or your estate if you are not living.

ASSIGNMENT

     You can assign any or all rights under your policy while the insured is living. Assignment of all rights is a change of ownership. An irrevocable beneficiary must consent in writing to any assignment. We are not responsible for the sufficiency or validity of any assignment. An assignment will not affect any payments we made or actions we have taken before we receive notice of the assignment.

     An assignment may be a taxable event. You should consult a tax adviser if you want to assign the policy.

                                MORE INFORMATION

EXECUTIVE OFFICERS AND DIRECTORS

     The name, age, positions and offices, term as director, and business experience during the past five years for the VFL's directors and executive officers are listed in the following table:


----------------------------------------------------------------------------------------------------
                                          OFFICERS OF VFL
----------------------------------------------------------------------------------------------------

NAME AND ADDRESS           AGE      POSITION(S) HELD WITH VFL                   PRINCIPAL OCCUPATION(S)DURING PAST FIVE YEARS
-----------------          ---      -------------------------                   ---------------------------------------------

Bernard L. Hengesbaugh     54       Director, Chairman of the Board,            Chairman of the Board and Chief Executive Officer of
CNA Plaza                           President and Chief Executive Officer       CNA since February, 1999.  Prior thereto,
Chicago, Illinois 60685                                                         Mr.  Hengesbaugh was Executive Vice President and
                                                                                Chief Operating Officer of CNA since February, 1998.
                                                                                Prior thereto,  Mr.  Hengesbaugh was Senior
                                                                                Vice President of CNA since November, 1990.

Jonathan D. Kantor         45      Executive Vice President, Secretary,         Senior Vice President, Secretary and General Counsel
CNA Plaza                          General Counsel and Director                of CNA  since April, 1997.  Prior thereto, Mr. Kantor
Chicago, Illinois 60685                                                         was Group Vice President of CNA since April, 1994.

Robert V. Deutsch          41       Executive Vice President, Chief             Senior Vice President and Chief Financial Officer of
CNA Plaza                           Financial Officer and Director              CNA since August, 1998.  Prior thereto, Mr. Deutsch
Chicago, Illinois 60685                                                         was an officer for Executive Risk, Inc.

Thomas Pontarelli          52       Executive Vice President and Director       Senior Vice President of CNA since April, 2000.
CNA Plaza                                                                       Prior thereto, Mr. Pontarelli was Group Vice
Chicago, Illinois 60685                                                         President of CNA since January,1998.  From May, 1974
                                                                                to December, 1997, Mr. Pontarelli held a series of
                                                                                positions culminating in Chief Executive Officer
                                                                                and Presidentof Washington National Insurance
                                                                                Company.


Donald P. Lofe, Jr.        43      Group Vice President and Director            Group Vice President of CNA since October, 1998.
CNA Plaza                                                                       Prior thereto, Mr. Lofe served as partner-in-charge
Chicago, Illinois 60685                                                         of PricewaterhouseCoopers L.L.P.

Lawrence J. Boysen         46      Group Vice President, Controller             Group Vice President of CNA since February, 1996.
CNA Plaza                          and Director
Chicago, Illinois 60685

Gary J. Owcar              49      Executive Vice President and Director        Senior Vice President of CNA since May, 1999.
CNA Plaza                                                                       Prior thereto, Mr. Owcar was with CHUBB & Sons, Inc.
Chicago, Illinos 60685

- -------------------------

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of Valley Forge. Executive officers serve at the discretion of the Board of Directors.

VOTING

     Pursuant to our view of present applicable law, we will vote the shares of the portfolios at special meetings of shareholders in accordance with instructions received from all owners having a voting interest. We will vote shares for which we have not received instructions and any shares that are ours in the same proportion as the shares for which we have received instructions.

     If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

DISREGARD OF VOTING INSTRUCTIONS

     We may, when required to do so by state insurance authorities, vote shares of the portfolios without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause a portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the portfolio. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the portfolios, if such disapproval:

     - is reasonable and is based on a good faith determination by us that the change would violate state or federal law;

     - the change would not be consistent with the investment objectives of the portfolios; or

     - varies from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

     In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Fort Lauderdale, Florida has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

OUR RIGHT TO CONTEST

     Except for accidental death and disability benefits, we cannot contest your policy after it has been in force during the lifetime of the insured for two years from the policy date; nor can we contest any increased benefit or reinstatement after it has been in force, while the insured is alive, for two years after the effective date of such increase or reinstatement.

     We cannot contest your policy, any reinstatement or any increase in benefits after the policy date of the policy, reinstatement, or increase in benefits unless:

     - an answer in the application for the policy, reinstatement or increase in benefits was not true or correct; and

     - if we had known the truth, we would not have issued the policy as we did or increased the benefits.

     Any statement made by the insured will not be used in any contest unless a copy is furnished to the beneficiary.

FEDERAL TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. SECTION 7702 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("CODE"), DEFINES THE TERM "LIFE INSURANCE CONTRACT" FOR PURPOSES OF THE CODE. WE BELIEVE THAT THE POLICIES TO BE ISSUED WILL QUALIFY AS "LIFE INSURANCE CONTRACTS" UNDER
SECTION 7702. WE DO NOT GUARANTEE THE TAX STATUS OF THE POLICIES. PURCHASERS BEAR THE COMPLETE RISK THAT THE POLICIES MAY NOT BE TREATED AS "LIFE INSURANCE" UNDER FEDERAL INCOME TAX LAWS. PURCHASERS SHOULD CONSULT THEIR OWN TAX ADVISERS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN

CERTAIN SITUATIONS.

     INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

     We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer." We intend that each portfolio underlying the policies will be managed by the investment managers in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the separate account.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the separate account.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

     TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

     While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the policy.

     POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Net Cash Value, including increments thereon, under a policy until there is a distribution of such amounts.

     Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.

     TAX TREATMENT OF LOANS AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first 7 policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

     Furthermore, any policy received in exchange for a policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC if no additional premiums are paid.

     Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each policy.

     If the policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

     If a policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

     Any loans from a policy which is not classified as a MEC, will be treated as indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

     Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

     Policy owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any policy.

     TAX TREATMENT OF SETTLEMENT OPTIONS. Under the Code, a portion of the settlement option payments which are in excess of the death benefit proceeds are included in the beneficiary's taxable income. Under a settlement option payable for the lifetime of the beneficiary, the death benefit proceeds are divided by the beneficiary's life expectancy and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.

     MULTIPLE POLICIES. The Code further provides that multiple MECs which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

     TAX TREATMENT OF ASSIGNMENTS. An assignment of a policy or the change of ownership of a policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your policy.

     QUALIFIED PLANS. The policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in gross income of the policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS

     At least once every policy year, we will send you a report showing current cash values and other information required by laws and regulations. We will mail this report to you at your last known address.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

EXPERTS

     EXPERTS

     The financial statements of Valley Forge Life Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph as to an accounting change), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Life Separate Account as of December 31, 2000 and for each of the three years in the period ended December 31, 2000 included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     Actuarial  matters included in this prospectus have been examined by Rodney
E. Rishel, Jr., FSA, MAAA, whose opinion is filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

     The financial statements of Valley Forge Life Insurance Company included herein should be considered only as bearing upon our ability to meet our obligations under the policies.

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the policyholders of Valley Forge Life Insurance Company Variable Life Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

We have audited the accompanying statements of assets and liabilities of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Life Separate Account (the "Variable Account") as of December 31, 2000 and the related statements of operations and of changes in net assets for each of the periods in the three year period then ended. The subaccounts that collectively comprise the Variable Account are listed in Note 1 to the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statement. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Variable Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Variable Account as of December 31, 2000 and the results of their operations and the changes in their net assets for each of the periods in the three year period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                      FEDERATED
                                      FEDERATED                          HIGH          FIDELITY        FIDELITY
                                        PRIME         FEDERATED         INCOME         EQUITY-          ASSET          FIDELITY
                                        MONEY          UTILITY           BOND           INCOME         MANAGER        INDEX 500
DECEMBER 31, 2000                      FUND II         FUND II         FUND II        PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
   (supplemental cost information
   noted below)                      $  1,216,725    $    136,985    $    140,181    $    788,661    $    272,748    $  2,506,961
                                     ------------    ------------    ------------    ------------    ------------    ------------
       TOTAL ASSETS                     1,216,725         136,985         140,181         788,661         272,748       2,506,961
                                     ------------    ------------    ------------    ------------    ------------    ------------
LIABILITIES                                     -               -               -               -               -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $  1,216,725    $    136,985    $    140,181    $    788,661    $    272,748    $  2,506,961
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost            $  1,214,851    $    153,935    $    161,146    $    766,201    $    297,115    $  2,649,394
=================================================================================================================================

                                                       ALGER                            ALGER           ALGER
                                                      AMERICAN          ALGER          AMERICAN        AMERICAN          MFS
                                     FIDELITY          SMALL           AMERICAN         MIDCAP        LEVERAGED        EMERGING
                                    CONTRAFUND     CAPITALIZATION       GROWTH          GROWTH          ALLCAP          GROWTH
DECEMBER 31, 2000                   PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO         SERIES
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
   (supplemental cost information
   noted below)                    $  1,514,391     $    515,589     $  1,551,665    $  1,105,239    $     22,463    $  1,238,347
                                   ------------     ------------     ------------    ------------    ------------    ------------
       TOTAL ASSETS                   1,514,391          515,589        1,551,665       1,105,239          22,463       1,238,347
                                   ------------     ------------     ------------    ------------    ------------    ------------
LIABILITIES                                   -                -                -               -               -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                         $  1,514,391     $    515,589     $  1,551,665    $  1,105,239    $     22,463    $  1,238,347
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost          $  1,693,238     $    799,793     $  1,843,776    $  1,122,611    $     25,676    $  1,252,426
=================================================================================================================================

                                                                                                     FIRST EAGLE       VAN ECK
                                                         MFS             MFS             MFS            SOGEN         WORLDWIDE
                                         MFS         GROWTH WITH       LIMITED          TOTAL          OVERSEAS          HARD
                                       RESEARCH         INCOME         MATURITY         RETURN         VARIABLE         ASSETS
DECEMBER 31, 2000                       SERIES          SERIES          SERIES          SERIES           FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
   (supplemental cost information
   noted below)                      $    534,008    $    487,788    $         17    $    537,456    $    337,575    $     29,642
                                     ------------    ------------    ------------    ------------    ------------    ------------
       TOTAL ASSETS                       534,008         487,788              17         537,456         337,575          29,642
                                     ------------    ------------    ------------    ------------    ------------    ------------
LIABILITIES                                     -               -               -               -               -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $    534,008    $    487,788    $         17    $    537,456    $    337,575    $     29,642
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost            $    542,431    $    477,390    $         17    $    492,927    $    322,689    $     26,534
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                      VAN ECK       JANUS ASPEN                                     JANUS ASPEN      JANUS ASPEN
                                     WORLDWIDE         SERIES       JANUS ASPEN     JANUS ASPEN        SERIES          SERIES
                                      EMERGING        CAPITAL          SERIES          SERIES         FLEXIBLE      INTERNATIONAL
                                      MARKETS       APPRECIATION       GROWTH         BALANCED         INCOME          GROWTH
DECEMBER 31, 2000                       FUND         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
 (supplemental cost information
   noted below)                     $     98,581    $   482,724     $   444,761     $   187,275     $    33,888     $    291,080
                                    ------------    ------------    ------------    ------------    ------------    ------------
       TOTAL ASSETS                       98,581        482,724         444,761         187,275          33,888          291,080
                                    ------------    ------------    ------------    ------------    ------------    ------------
LIABILITIES                                    -              -               -               -               -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                          $     98,581    $   482,724     $   444,761     $   187,275     $    33,888     $    291,080
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost           $    134,981    $   574,880     $   544,775     $   201,549     $    33,422     $    363,773
=================================================================================================================================

                                     JANUS ASPEN                                       AMERICAN                       TEMPLETON
                                        SERIES         ALLIANCE        ALLIANCE       CENTURY VP       AMERICAN       DEVELOPING
                                      WORLDWIDE        PREMIER        GROWTH AND       INCOME &       CENTURY VP       MARKETS
                                        GROWTH          GROWTH          INCOME          GROWTH          VALUE         SECURITIES
DECEMBER 31, 2000                     PORTFOLIO       PORTFOLIO       PORTFOLIO          FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
 (supplemental cost information
   noted below)                      $   367,430     $     44,637    $     60,289    $        793    $      3,786    $      1,374
                                     ------------    ------------    ------------    ------------    ------------    ------------
       TOTAL ASSETS                      367,430           44,637          60,289             793           3,786           1,374
                                     ------------    ------------    ------------    ------------    ------------    ------------
LIABILITIES                                    -                -               -               -               -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $   367,430     $     44,637    $     60,289    $        793    $      3,786    $      1,374
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost            $   446,013     $     52,629    $     58,377    $        798    $      3,649    $      1,358
=================================================================================================================================

                                                                                                                        MORGAN
                                                                                                       MORGAN          STANLEY
                                                     TEMPLETON         LAZARD          LAZARD          STANLEY         EMERGING
                                                       ASSET         RETIREMENT      RETIREMENT     INTERNATIONAL      MARKETS
                                                      STRATEGY         EQUITY        SMALL CAP         MAGNUM           EQUITY
DECEMBER 31, 2000                                       FUND         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
 (supplemental cost information noted below)        $          -    $        560    $      4,674    $      1,713     $      3,442
                                                    ------------    ------------    ------------    ------------     ------------
       TOTAL ASSETS                                            -             560           4,674           1,713            3,442
                                                    ------------    ------------    ------------    ------------     ------------
LIABILITIES                                                    -               -               -               -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $          -    $        560    $      4,674    $      1,713     $      3,442
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost                           $          -    $        557    $      4,479    $      1,698     $      4,738
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                         FEDERATED
                                           FEDERATED                        HIGH         FIDELITY       FIDELITY
                                             PRIME        FEDERATED        INCOME        EQUITY-         ASSET         FIDELITY
FOR THE YEAR ENDED                           MONEY         UTILITY          BOND          INCOME        MANAGER       INDEX 500
DECEMBER 31, 2000                           FUND II        FUND II        FUND II       PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $     57,278   $      5,915   $     10,190   $     47,749   $     28,095   $     28,940
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                57,278          5,915         10,190         47,749         28,095         28,940
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              8,767          1,165          1,044          5,717          2,444         20,284
 Policy fees/cost of insurance                 110,518         15,289         14,341         65,518         25,818        217,883
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                               119,285         16,454         15,385         71,235         28,262        238,167
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (62,007)       (10,539)        (5,195)       (23,486)          (167)      (209,227)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                         -         (1,000)        (2,162)        (3,940)        (2,793)        63,904
 Net unrealized gains (losses)                       -        (16,505)       (19,706)        16,641        (36,918)      (317,646)
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                         -        (17,505)       (21,868)        12,701        (39,711)      (253,742)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $    (62,007)  $    (28,044)  $    (27,063)  $    (10,785)  $    (39,878)  $   (462,969)
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $     34,277   $      5,412   $      6,010   $     18,590   $     13,097   $      8,382
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                34,277          5,412          6,010         18,590         13,097          8,382
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              6,667            803            750          4,465          1,936          9,965
 Policy fees/cost of insurance                  75,698         10,867         12,804         52,685         20,302        135,236
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                82,365         11,670         13,554         57,150         22,238        145,201
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (48,088)        (6,258)        (7,544)       (38,560)        (9,141)      (136,819)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                         -            750         (2,687)         4,507          6,698         69,785
 Net unrealized gains (losses)                       -         (3,365)        (2,743)       (22,236)        11,758       (105,956)
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                         -         (2,615)        (5,430)       (17,729)        18,456        (36,171)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $    (48,088)  $     (8,873)  $    (12,974)  $    (56,289)  $      9,315   $   (172,990)
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $     14,829   $      1,169   $        428   $      2,052   $      1,442   $      1,936
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                14,829          1,169            428          2,052          1,442          1,936
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              2,836            233            305          1,263            356          2,416
 Policy fees/cost of insurance                  26,469          3,992          5,655         23,455          7,266         38,308
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                29,305          4,225          5,960         24,718          7,622         40,724
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (14,476)        (3,056)        (5,532)       (22,666)        (6,180)       (38,788)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                         -          1,039           (214)        (1,500)           160          1,250
 Net unrealized gains (losses)                       -          2,291            406         13,059          6,423         45,203
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                         -          3,330            192         11,559          6,583         46,453
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $    (14,476)  $        274   $     (5,340)  $    (11,107)  $        403   $      7,665
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                           ALGER                          ALGER          ALGER
                                                          AMERICAN         ALGER         AMERICAN       AMERICAN         MFS
                                          FIDELITY         SMALL          AMERICAN        MIDCAP       LEVERAGED       EMERGING
FOR THE YEAR ENDED                       CONTRAFUND    CAPITALIZATION      GROWTH         GROWTH         ALLCAP         GROWTH
DECEMBER 31, 2000                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO        SERIES
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                        $    149,836    $    156,326    $    200,168   $     71,391   $          -   $     58,628
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                             149,836         156,326         200,168         71,391              -         58,628
                                        ------------    ------------    ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges           11,976           4,173          14,034          6,481             40         10,605
 Policy fees/cost of insurance               122,245          42,712         157,787         60,921          1,542        108,585
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                             134,221          46,885         171,821         67,402          1,582        119,190
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                 15,615         109,441          28,347          3,989         (1,582)       (60,562)
                                        ------------    ------------    ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                  (4,772)        (14,121)         14,507         (7,227)          (471)        51,816
 Net unrealized gains (losses)               326,885        (340,301)       (475,124)       (59,799)        (3,186)      (383,655)
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                 322,113        (354,422)       (460,617)       (67,026)        (3,657)      (331,839)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $    337,728    $   (244,981)   $   (432,270)  $    (63,037)  $     (5,239)  $   (392,401)
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                        $     16,984    $     16,693    $     62,822   $     38,874   $          -   $          -
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                              16,984          16,693          62,822         38,874              -              -
                                        ------------    ------------    ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges            6,231           1,619           7,580          2,650              -          4,133
 Policy fees/cost of insurance                78,259          21,221          90,363         30,100              -         58,872
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                              84,490          22,840          97,943         32,750              -         63,005
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                (67,506)         (6,147)        (35,121)         6,124              -        (63,005)
                                        ------------    ------------    ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                 142,245          23,168          77,813          9,208              -         23,492
 Net unrealized gains (losses)              (584,391)         27,800         122,720         43,822              -        188,807
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                (442,146)         50,968         200,533         53,030              -        212,299
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $   (509,652)   $     44,821    $    165,412   $     59,154   $          -   $    149,294
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                        $      1,679    $      7,871    $     15,637   $      2,887   $          -   $        761
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                               1,679           7,871          15,637          2,887              -            761
                                        ------------    ------------    ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges            1,179             571           1,164            538              -          1,151
 Policy fees/cost of insurance                23,265          10,724          20,570         11,785              -         22,252
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                              24,444          11,295          21,734         12,323              -         23,403
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                (22,765)         (3,424)         (6,097)        (9,436)             -        (22,642)
                                        ------------    ------------    ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                   2,859          (5,511)            397           (288)             -            692
 Net unrealized gains (losses)                43,204           9,960          44,439         22,787              -         40,124
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                  46,063           4,449          44,836         22,499              -         40,816
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $     23,298    $      1,025    $     38,739   $     13,063   $          -   $     18,174
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                      FIRST EAGLE      VAN ECK
                                                             MFS            MFS            MFS           SOGEN        WORLDWIDE
                                              MFS        GROWTH WITH      LIMITED         TOTAL         OVERSEAS         HARD
FOR THE YEAR ENDED                          RESEARCH        INCOME        MATURITY        RETURN        VARIABLE        ASSETS
DECEMBER 31, 2000                            SERIES         SERIES         SERIES         SERIES          FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $     29,400   $      5,696   $          -   $     18,267   $     25,263   $        256
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                29,400          5,696              -         18,267         25,263            256
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              4,350          4,162            524          3,631          2,661            241
 Policy fees/cost of insurance                  49,491         51,928          6,878         37,069         30,706          2,914
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                53,841         56,090          7,402         40,700         33,367          3,155
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (24,441)       (50,394)        (7,402)       (22,433)        (8,104)        (2,899)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                    32,153         18,892           (331)          (166)        28,686          1,077
 Net unrealized gains (losses)                (122,965)       (31,557)         8,476         60,443        (23,509)         1,854
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                   (90,812)       (12,665)         8,145         60,277          5,177          2,931
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $   (115,253)  $    (63,059)  $        743   $     37,844   $     (2,927)  $         32
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $      2,935   $      1,986   $      4,218   $     12,074   $      3,304   $        190
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                 2,935          1,986          4,218         12,074          3,304            190
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              3,363          3,016            586          2,243          2,004            154
 Policy fees/cost of insurance                  36,824         39,310          8,706         26,801         31,183          2,422
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                40,187         42,326          9,292         29,044         33,187          2,576
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (37,252)       (40,340)        (5,074)       (16,970)       (29,883)        (2,386)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                    10,097          5,229           (210)         4,670         38,990            760
 Net unrealized gains (losses)                  59,131         18,997         (3,124)       (14,859)        42,033          1,839
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                    69,228         24,226         (3,334)       (10,189)        81,023          2,599
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $     31,976   $    (16,114)  $     (8,408)  $    (27,159)  $     51,140   $        213
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $      1,263   $          -   $          -   $        249   $          -   $        963
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                 1,263              -              -            249              -            963
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges                780          1,182            287            281            660             70
 Policy fees/cost of insurance                  16,270         17,398          4,476          5,492         13,889          1,310
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                17,050         18,580          4,763          5,773         14,549          1,380
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (15,787)       (18,580)        (4,763)        (5,524)       (14,549)          (417)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                       569         (4,017)           139            281         (2,402)        (3,284)
 Net unrealized gains (losses)                  18,267         16,293           (638)         5,812           (808)          (516)
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                    18,836         12,276           (499)         6,093         (3,210)        (3,800)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $      3,049   $     (6,304)  $     (5,262)  $        569   $    (17,759)  $     (4,217)
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                           VAN ECK      JANUS ASPEN                                  JANUS ASPEN     JANUS ASPEN
                                          WORLDWIDE        SERIES      JANUS ASPEN    JANUS ASPEN       SERIES         SERIES
                                           EMERGING       CAPITAL         SERIES         SERIES        FLEXIBLE     INTERNATIONAL
FOR THE YEAR ENDED                         MARKETS      APPRECIATION      GROWTH        BALANCED        INCOME         GROWTH
DECEMBER 31, 2000                            FUND        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                         $          -   $     5,634    $    28,153    $    14,150    $       668    $     16,409
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                    -         5,634         28,153         14,150            668          16,409
                                         ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges               865         3,810          3,143          1,013             92           2,243
 Policy fees/cost of insurance                 10,445        49,606         37,319         11,645          2,243          23,808
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                               11,310        53,416         40,462         12,658          2,335          26,051
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                 (11,310)      (47,782)       (12,309)         1,492         (1,667)         (9,642)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                    6,851        51,740         15,322         (3,342)           (47)         (3,664)
 Net unrealized gains (losses)                (62,108)     (145,340)      (119,552)       (16,387)           414         (80,587)
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED INVESTMENT
   GAINS (LOSSES)                             (55,257)      (93,600)      (104,230)       (19,729)           367         (84,251)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $    (66,567)  $  (141,382)   $  (116,539)   $   (18,237)   $    (1,300)   $    (93,893)
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                         $          -   $         -    $         -    $         -    $         -    $          -
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                    -             -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges               167           453            133             12              -              58
 Policy fees/cost of insurance                  6,146         1,330            684            137             38             293
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                6,313         1,783            817            149             38             351
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (6,313)       (1,783)          (817)          (149)           (38)           (351)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                    6,510        23,381           (237)            11              -          11,007
 Net unrealized gains (losses)                 25,767        39,259         16,313          1,040              1           4,869
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED INVESTMENT
   GAINS (LOSSES)                              32,277        62,640         16,076          1,051              1          15,876
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $     25,964   $    60,857    $    15,259    $       902    $       (37)   $     15,525
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                         $        129   $         -    $         -    $         -    $         -    $          -
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                  129             -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges                96             -              -              -              -               -
 Policy fees/cost of insurance                  3,647             -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                3,743             -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (3,614)            -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                   (3,044)            -              -              -              -               -
 Net unrealized gains (losses)                   (664)            -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED INVESTMENT
   GAINS (LOSSES)                              (3,708)            -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $     (7,322)  $         -    $         -    $         -    $         -    $          -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             JANUS
                                             ASPEN                                       AMERICAN                     TEMPLETON
                                             SERIES        ALLIANCE       ALLIANCE      CENTURY VP      AMERICAN      DEVELOPING
                                           WORLDWIDE       PREMIER       GROWTH AND      INCOME &      CENTURY VP      MARKETS
FOR THE YEAR ENDED                           GROWTH         GROWTH         INCOME         GROWTH         VALUE        SECURITIES
DECEMBER 31, 2000                          PORTFOLIO      PORTFOLIO      PORTFOLIO         FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $     25,325   $      1,414   $          -   $          -   $          -   $          -
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                25,325          1,414              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              2,511            228             91              -              2              -
 Policy fees/cost of insurance                  32,177          2,708          1,693            207             85            145
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                34,688          2,936          1,784            207             87            145
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                   (9,363)        (1,522)        (1,784)          (207)           (87)          (145)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                     7,577         (4,848)           (53)            (2)             -             (4)
 Net unrealized gains (losses)                (100,477)        (9,923)         1,810             (4)           155              7
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                   (92,900)       (14,771)         1,757             (6)           155              3
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $   (102,263)  $    (16,293)  $        (27)  $       (213)  $         68   $       (142)
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $          -   $          -   $          -   $          -   $          -   $          -
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                     -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges                157              -              -              -              -              -
 Policy fees/cost of insurance                     651              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                   808              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                     (808)             -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                    11,697              -              -              -              -              -
 Net unrealized gains (losses)                  17,795              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                    29,492              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $     28,684   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $          -   $          -   $          -   $          -   $          -   $          -
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                     -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges                  -              -              -              -              -              -
 Policy fees/cost of insurance                       -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                     -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                        -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                         -              -              -              -              -              -
 Net unrealized gains (losses)                       -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                         -              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $          -   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                        MORGAN
                                                                                                        MORGAN         STANLEY
                                                         TEMPLETON        LAZARD         LAZARD         STANLEY        EMERGING
                                                           ASSET        RETIREMENT     RETIREMENT    INTERNATIONAL     MARKETS
FOR THE YEAR ENDED                                        STRATEGY        EQUITY       SMALL CAP        MAGNUM          EQUITY
DECEMBER 31, 2000                                           FUND        PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                        $          -   $          9   $         79   $         97    $        534
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              9             79             97             534
                                                        ------------   ------------   ------------   ------------    ------------
Expenses:
 Mortality and expense risk charges                                -              -              6              2              13
 Policy fees/cost of insurance                                     -              7            214            183             294
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              7            220            185             307
                                                        ------------   ------------   ------------   ------------    ------------
 NET INVESTMENT INCOME (LOSS)                                      -              2           (141)           (88)            227
                                                        ------------   ------------   ------------   ------------    ------------
Investment gains and (losses):
 Net realized gains (losses)                                       -              -            (10)            27            (609)
 Net unrealized gains (losses)                                     -              7            175            (83)         (1,298)
                                                        ------------   ------------   ------------   ------------    ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                                       -              7            165            (56)         (1,907)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            $          -   $          9   $         24   $       (144)   $     (1,680)
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                        $          -   $          -   $          -   $          -    $          -
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Expenses:
 Mortality and expense risk charges                                -              -              -              -               -
 Policy fees/cost of insurance                                     -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
 NET INVESTMENT INCOME (LOSS)                                      -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Investment gains and (losses):
 Net realized gains (losses)                                       -              -              -              -               -
 Net unrealized gains (losses)                                     -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                                       -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            $          -   $          -   $          -   $          -    $          -
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                        $          -   $          -   $          -   $          -    $          -
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Expenses:
 Mortality and expense risk charges                                -              -              -              -               -
 Policy fees/cost of insurance                                     -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
 NET INVESTMENT INCOME (LOSS)                                      -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Investment gains and (losses):
 Net realized gains (losses)                                       -              -              -              -               -
 Net unrealized gains (losses)                                     -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                                       -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                              $          -   $          -   $          -   $          -    $          -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FEDERATED
                                      FEDERATED                          HIGH          FIDELITY        FIDELITY
                                        PRIME         FEDERATED         INCOME         EQUITY-          ASSET          FIDELITY
FOR THE YEAR ENDED                      MONEY          UTILITY           BOND           INCOME         MANAGER        INDEX 500
DECEMBER 31, 2000                      FUND II         FUND II         FUND II        PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)        $    (62,007)   $    (10,539)   $     (5,195)   $    (23,486)   $       (167)   $   (209,227)
 Net realized and unrealized
   investment gains (losses)                    -         (17,505)        (21,868)         12,701         (39,711)       (253,742)
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS         (62,007)        (28,044)        (27,063)        (10,785)        (39,878)       (462,969)
                                     ------------    ------------    ------------    ------------    ------------    ------------
From capital transactions:
 Net premiums/deposits                  1,186,880          43,796          36,811         194,788          46,462         931,122
 Surrenders and withdrawals               (40,417)         (3,687)           (608)         (7,227)         (2,394)        (28,601)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                              (1,178,703)          2,076          23,729          (3,591)          2,548         247,759
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS                             (32,240)         42,185          59,932         183,970          46,616       1,150,280
                                     ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets         (94,247)         14,141          32,869         173,185           6,738         687,311
Net assets at beginning of period       1,310,972         122,844         107,312         615,476         266,010       1,819,650
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  1,216,725    $    136,985    $    140,181    $    788,661    $    272,748    $  2,506,961
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                       $       1.00    $      12.44    $       8.46    $      25.52    $      16.00    $     149.53
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                          1,216,725          11,012          16,570          30,904          17,047          16,766
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)        $    (48,088)   $     (6,258)   $     (7,544)   $    (38,560)   $     (9,141)   $   (136,819)
 Net realized and unrealized
   investment gains (losses)                    -          (2,615)         (5,430)        (17,729)         18,456         (36,171)
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS         (48,088)         (8,873)        (12,974)        (56,289)          9,315        (172,990)
                                     ------------    ------------    ------------    ------------    ------------    ------------
From capital transactions:
 Net premiums/deposits                  1,215,907          85,733          78,714         410,539         148,962       1,212,597
 Surrenders and withdrawals                (1,542)             19            (941)          1,122            (523)         (9,452)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                (702,832)         (3,776)        (22,988)        (39,350)         22,540         369,492
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS
 RESULTING FROM CAPITAL
 TRANSACTIONS                             511,533          81,976          54,785         372,311         170,979       1,572,637
                                     ------------    ------------    ------------    ------------    ------------    ------------
INCREASE IN NET ASSETS                    463,445          73,103          41,811         316,022         180,294       1,399,647
NET ASSETS AT BEGINNING OF PERIOD         847,527          49,741          65,501         299,454          85,716         420,003
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  1,310,972    $    122,844    $    107,312    $    615,476    $    266,010    $  1,819,650
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                       $       1.00    $      14.35    $      10.24    $      25.71    $      18.67    $     167.41
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                          1,310,972           8,561          10,480          23,939          14,248          10,869
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)        $    (14,476)   $     (3,056)   $     (5,532)   $    (22,666)   $     (6,180)   $    (38,788)
 Net realized and unrealized
   investment gains (losses)                    -           3,330             192          11,559           6,583          46,453
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS         (14,476)            274          (5,340)        (11,107)            403           7,665
                                     ------------    ------------    ------------    ------------    ------------    ------------
From capital transactions:
 Net premiums/deposits                  1,100,864          36,000          58,181         263,891          61,909         327,244
 Surrenders and withdrawals                  (572)            (83)           (165)         (2,423)           (129)         (6,058)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                (303,884)           (229)          8,694          22,472          16,042          50,804
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS                             796,408          35,688          66,710         283,940          77,822         371,990
                                     ------------    ------------    ------------    ------------    ------------    ------------
Increase in net assets                    781,932          35,962          61,370         272,833          78,225         379,655
Net assets at beginning of period          65,595          13,779           4,131          26,621           7,491          40,348
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $    847,527    $     49,741    $     65,501    $    299,454    $     85,716    $    420,003
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                       $       1.00    $      15.27    $      10.92    $      25.42    $      18.16    $     141.25
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                            847,527           3,257           5,998          11,780           4,720           2,973
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ALGER                          ALGER          ALGER
                                                          AMERICAN         ALGER         AMERICAN       AMERICAN         MFS
                                          FIDELITY         SMALL          AMERICAN        MIDCAP       LEVERAGED       EMERGING
FOR THE YEAR ENDED                       CONTRAFUND    CAPITALIZATION      GROWTH         GROWTH         ALLCAP         GROWTH
DECEMBER 31, 2000                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO        SERIES
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)           $     15,615    $    109,441    $     28,347   $      3,989   $     (1,582)  $    (60,562)
 Net realized and unrealized
   investment gains (losses)                 322,113        (354,422)       (460,617)       (67,026)        (3,657)      (331,839)
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   337,728        (244,981)       (432,270)       (63,037)        (5,239)      (392,401)
                                        ------------    ------------    ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                       562,955         310,309         628,159        455,635         27,136        531,790
 Surrenders and withdrawals                  (17,602)        (11,829)        (46,100)       (13,683)             -        (12,467)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                     91,574         170,634          42,056        272,215            566        196,039
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS         636,927         469,114         624,115        714,167         27,702        715,362
                                        ------------    ------------    ------------   ------------   ------------   ------------
Increase in net assets                       974,655         224,133         191,845        651,130         22,463        322,961
Net assets at beginning of period            539,736         291,456       1,359,820        454,109              -        915,386
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD             $  1,514,391    $    515,589    $  1,551,665   $  1,105,239   $     22,463   $  1,238,347
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                          $      23.74    $      23.49    $      47.27   $      30.62   $      38.80   $      28.84
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                63,791          21,949          32,826         36,095            579         42,939
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)           $    (67,506)   $     (6,147)   $    (35,121)  $      6,124   $          -   $    (63,005)
 Net realized and unrealized
   investment gains (losses)                (442,146)         50,968         200,533         53,030              -        212,299
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  (509,652)         44,821         165,412         59,154              -        149,294
                                        ------------    ------------    ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                       672,068         149,226         813,146        190,974              -        344,008
 Surrenders and withdrawals                   (3,707)         (1,485)        (25,742)          (972)             -         (3,708)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                     53,687         (32,320)        126,761         36,116              -        139,533
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS         722,048         115,421         914,165        226,118              -        479,833
                                        ------------    ------------    ------------   ------------   ------------   ------------
Increase in net assets                       212,396         160,242       1,079,577        285,272              -        629,127
Net assets at beginning of period            327,340         131,214         280,243        168,837              -        286,259
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD             $    539,736    $    291,456    $  1,359,820   $    454,109   $          -   $    915,386
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                          $      29.15    $      55.15    $      64.38   $      32.23   $          -   $      37.94
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                18,516           5,285          21,122         14,090              -         24,127
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)           $    (22,765)   $     (3,424)   $     (6,097)  $     (9,436)  $          -   $    (22,642)
 Net realized and unrealized
   investment gains (losses)                  46,063           4,449          44,836         22,499              -         40,816
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    23,298           1,025          38,739         13,063              -         18,174
                                        ------------    ------------    ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                       246,088          88,005         171,948        119,140              -        214,349
 Surrenders and withdrawals                   (1,201)           (313)         (1,636)        (1,360)             -           (734)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                     36,435          26,949          37,058         26,519              -         27,749
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS         281,322         114,641         207,370        144,299              -        241,364
                                        ------------    ------------    ------------   ------------   ------------   ------------
Increase in net assets                       304,620         115,666         246,109        157,362              -        259,538
Net assets at beginning of period             22,720          15,548          34,134         11,475              -         26,721
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD             $    327,340    $    131,214    $    280,243   $    168,837   $          -   $    286,259
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                          $      24.44    $      43.97    $      53.22   $      28.87   $          -   $      21.47
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                13,394           2,984           5,266          5,848              -         13,333
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      FIRST EAGLE      VAN ECK
                                                             MFS            MFS            MFS           SOGEN        WORLDWIDE
                                              MFS        GROWTH WITH      LIMITED         TOTAL         OVERSEAS         HARD
FOR THE YEAR ENDED                          RESEARCH        INCOME        MATURITY        RETURN        VARIABLE        ASSETS
DECEMBER 31, 2000                            SERIES         SERIES         SERIES         SERIES          FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $    (24,441)  $    (50,394)  $     (7,402)  $    (22,433)  $     (8,104)  $     (2,899)
 Net realized and unrealized investment
   gains (losses)                              (90,812)       (12,665)         8,145         60,277          5,177          2,931
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    (115,253)       (63,059)           743         37,844         (2,927)            32
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         180,973        155,714          4,741        168,024         61,526         10,606
 Surrenders and withdrawals                     (6,591)       (24,747)          (508)        (5,715)        (6,214)          (999)
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                        48,601        (81,989)       (78,468)        (4,310)        (3,545)        (3,362)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           222,983         48,978        (74,235)       157,999         51,767          6,245
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets              107,730        (14,081)       (73,492)       195,843         48,840          6,277
Net assets at beginning of period              426,278        501,869         73,509        341,613        288,735         23,365
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $    534,008   $    487,788   $         17   $    537,456   $    337,575   $     29,642
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                            $      20.80   $      21.01   $      10.40   $      19.59   $      14.01   $      12.07
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                  25,673         23,217              2         27,435         24,095          2,456
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $    (37,252)  $    (40,340)  $     (5,074)  $    (16,970)  $    (29,883)  $     (2,386)
 Net realized and unrealized
   investment gains (losses)                    69,228         24,226         (3,334)       (10,189)        81,023          2,599
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      31,976        (16,114)        (8,408)       (27,159)        51,140            213
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         187,325        301,314         42,954        243,333         94,031         14,568
 Surrenders and withdrawals                     (1,274)        (2,829)          (315)          (547)         2,448            (75)
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                         2,955          8,922        (14,192)        (2,322)         6,797         (1,744)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           189,006        307,407         28,447        240,464        103,276         12,749
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         220,982        291,293         20,039        213,305        154,416         12,962
Net assets at beginning of period              205,296        210,576         53,470        128,308        134,319         10,403
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $    426,278   $    501,869   $     73,509   $    341,613   $    288,735   $     23,365
=================================================================================================================================
NET ASSET VALUE PER UNIT
 AT END OF PERIOD                         $      23.34   $      21.31   $       9.81   $      17.75   $      14.18   $      10.96
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                  18,264         23,551          7,493         19,246         20,362          2,132
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $    (15,787)  $    (18,580)  $     (4,763)  $     (5,524)  $    (14,549)  $       (417)
 Net realized and unrealized
   investment gains (losses)                    18,836         12,276           (499)         6,093         (3,210)        (3,800)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       3,049         (6,304)        (5,262)           569        (17,759)        (4,217)
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         173,364        141,269         47,751         97,181        135,934          9,690
 Surrenders and withdrawals                     (2,718)        (2,367)          (363)          (194)        (2,482)          (156)
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                        11,059         51,081             (7)        28,785          5,437           (816)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           181,705        189,983         47,381        125,772        138,889          8,718
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         184,754        183,679         42,119        126,341        121,130          4,501
Net assets at beginning of period               20,542         26,897         11,351          1,967         13,189          5,902
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $    205,296   $    210,576   $     53,470   $    128,308   $    134,319   $     10,403
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                            $      19.05   $      20.11   $      10.16   $      18.12   $      10.07   $       9.20
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                  10,777         10,471          5,263          7,081         13,339          1,131
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           VAN ECK      JANUS ASPEN                                  JANUS ASPEN     JANUS ASPEN
                                          WORLDWIDE        SERIES      JANUS ASPEN    JANUS ASPEN       SERIES         SERIES
                                           EMERGING       CAPITAL         SERIES         SERIES        FLEXIBLE     INTERNATIONAL
FOR THE YEAR ENDED                         MARKETS      APPRECIATION      GROWTH        BALANCED        INCOME         GROWTH
DECEMBER 31, 2000                            FUND        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)            $    (11,310)  $   (47,782)   $   (12,309)   $     1,492    $    (1,667)   $     (9,642)
 Net realized and unrealized
   investment gains (losses)                  (55,257)      (93,600)      (104,230)       (19,729)           367         (84,251)
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    (66,567)     (141,382)      (116,539)       (18,237)        (1,300)        (93,893)
                                         ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         64,516       448,672        362,846        105,376          7,491         279,737
 Surrenders and withdrawals                      (841)         (769)        (7,434)             -           (237)         (6,058)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                      15,665       (55,451)        87,037         87,994         27,718          79,904
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           79,340       392,452        442,449        193,370         34,972         353,583
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         12,773       251,070        325,910        175,133         33,672         259,690
Net assets at beginning of period              85,808       231,654        118,851         12,142            216          31,390
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD              $     98,581   $   482,724    $   444,761    $   187,275    $    33,888    $    291,080
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                           $       8.29   $     26.79    $     26.48    $     24.31    $     11.46    $      30.90
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                 11,892        18,019         16,796          7,704          2,957           9,420
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)            $     (6,313)  $    (1,783)   $      (817)   $      (149)   $       (38)   $       (351)
 Net realized and unrealized
   investment gains (losses)                   32,277        62,640         16,076          1,051              1          15,876
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     25,964        60,857         15,259            902            (37)         15,525
                                         ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         40,337       170,800        103,592         11,240            253          15,865
 Surrenders and withdrawals                    (1,098)            -              -              -              -               -
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                       1,766            (3)             -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           41,005       170,797        103,592         11,240            253          15,865
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         66,969       231,654        118,851         12,142            216          31,390
Net assets at beginning of period              18,839             -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD              $     85,808   $   231,654    $   118,851    $    12,142    $       216    $     31,390
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                           $      14.26   $     33.17    $     33.65    $     27.92    $     11.42    $      38.67
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                  6,017         6,984          3,532            435             19             812
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)            $     (3,614)  $         -    $         -    $         -    $         -    $          -
 Net realized and unrealized
   investment gains (losses)                   (3,708)            -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     (7,322)            -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         20,390             -              -              -              -               -
 Surrenders and withdrawals                      (296)            -              -              -              -               -
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                        (690)            -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           19,404             -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         12,082             -              -              -              -               -
Net assets at beginning of period               6,757             -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD              $     18,839   $         -    $         -    $         -    $         -    $          -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                           $       7.12   $         -    $         -    $         -    $         -    $          -
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                  2,646             -              -              -              -               -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             JANUS
                                             ASPEN                                       AMERICAN                     TEMPLETON
                                             SERIES        ALLIANCE       ALLIANCE      CENTURY VP      AMERICAN      DEVELOPING
                                           WORLDWIDE       PREMIER       GROWTH AND      INCOME &      CENTURY VP      MARKETS
FOR THE YEAR ENDED                           GROWTH         GROWTH         INCOME         GROWTH         VALUE        SECURITIES
DECEMBER 31, 2000                          PORTFOLIO      PORTFOLIO      PORTFOLIO         FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $     (9,363)  $     (1,522)  $     (1,784)  $       (207)  $        (87)  $       (145)
 Net realized and unrealized
   investment gains (losses)                   (92,900)       (14,771)         1,757             (6)           155              3
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    (102,263)       (16,293)           (27)          (213)            68           (142)
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         308,715         36,228         13,111            309          3,299          1,516
 Surrenders and withdrawals                       (328)             -              -              -              -              -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                        66,310         24,702         47,205            697            419              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           374,697         60,930         60,316          1,006          3,718          1,516
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         272,434         44,637         60,289            793          3,786          1,374
Net assets at beginning of period               94,996              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $    367,430   $     44,637   $     60,289   $        793   $      3,786   $      1,374
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                            $      36.98   $      31.93   $      23.06   $       7.11   $       6.67   $       5.22
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                   9,936          1,398          2,614            112            568            263
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $       (808)  $          -   $          -   $          -   $          -   $          -
 Net realized and unrealized
   investment gains (losses)                    29,492              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      28,684              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                          66,312              -              -              -              -              -
 Surrenders and withdrawals                          -              -              -              -              -              -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                             -              -              -              -              -              -
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS            66,312              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                          94,996              -              -              -              -              -
Net assets at beginning of period                    -              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $     94,996   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                            $      47.75   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                   1,989              -              -              -              -              -
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $          -   $          -   $          -   $          -   $          -   $          -
 Net realized and unrealized
   investment gains (losses)                         -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                               -              -              -              -              -              -
 Surrenders and withdrawals                          -              -              -              -              -              -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                             -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS                 -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                               -              -              -              -              -              -
Net assets at beginning of period                    -              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $          -   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                            $          -   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                       -              -              -              -              -              -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                        MORGAN
                                                                                                        MORGAN         STANLEY
                                                         TEMPLETON        LAZARD         LAZARD         STANLEY        EMERGING
                                                           ASSET        RETIREMENT     RETIREMENT    INTERNATIONAL     MARKETS
FOR THE YEAR ENDED                                        STRATEGY        EQUITY       SMALL CAP        MAGNUM          EQUITY
DECEMBER 31, 2000                                           FUND        PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                           $          -   $          2   $       (141)  $        (88)   $        227
 Net realized and unrealized
   investment gains (losses)                                       -              7            165            (56)         (1,907)
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                         -              9             24           (144)         (1,680)
                                                        ------------   ------------   ------------   ------------    ------------
From capital transactions:
 Net premiums/deposits                                             -            551          3,312          1,325           4,983
 Surrenders and withdrawals                                        -              -              -              -               -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                                           -              -          1,338            532             139
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS                               -            551          4,650          1,857           5,122
                                                        ------------   ------------   ------------   ------------    ------------
Increase in net assets                                             -            560          4,674          1,713           3,442
Net assets at beginning of period                                  -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                        -   $        560   $      4,674   $      1,713    $      3,442
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                                          $      19.13   $      10.20   $      11.75   $      11.78    $       7.09
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                                     -             55            398            145             485
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                           $          -   $          -   $          -   $          -    $          -
 Net realized and unrealized
   investment gains (losses)                                       -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                         -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
From capital transactions:
 Net premiums/deposits                                             -              -              -              -               -
 Surrenders and withdrawals                                        -              -              -              -               -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                                           -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS                               -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Increase in net assets                                             -              -              -              -               -
Net assets at beginning of period                                  -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                             $          -   $          -   $          -   $          -    $          -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                                          $          -   $          -   $          -   $          -    $          -
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                                     -              -              -              -               -
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                           $          -   $          -   $          -   $          -    $          -
 Net realized and unrealized
   investment gains (losses)                                       -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                         -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
From capital transactions:
 Net premiums/deposits                                             -              -              -              -               -
 Surrenders and withdrawals                                        -              -              -              -               -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                                           -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS                               -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Increase in net assets                                             -              -              -              -               -
Net assets at beginning of period                                  -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                             $          -   $          -   $          -   $          -    $          -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                                          $          -   $          -   $          -   $          -    $          -
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                                     -              -              -              -               -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). Loews Corporation owned approximately 87% of the outstanding common stock of CNAF at December 31, 2000.

      VFL sells a wide range of life insurance products, including the Capital Select Variable Life Policy ("Policy"). Under the terms of the Policy, policyholders select where the net purchase payments of the Policy are invested. The policyholder may choose to invest in either the Variable Account, or Fixed Account I or Fixed Account II (collectively, the "Fixed Accounts") or both the Variable Account and the Fixed Accounts.

      The Variable Account currently offers 35 subaccounts each of which invests in shares of corresponding funds (Funds), in which the policyholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:                                        INVESTMENT ADVISOR:
FUND/SUBACCOUNT                                            FUND/SUBACCOUNT
-----------------------------------------------------      -----------------------------------------------------
FEDERATED INVESTMENT MANAGEMENT COMPANY:                   JANUS CAPITAL CORPORATION:
  Federated Prime Money Fund II                            Janus Aspen Series Capital Appreciation Portfolio
  Federated Utility Fund II                                Janus Aspen Series GrowthPortfolio
  Federated High Income Bond Fund II                       Janus Aspen Series Balanced Portfolio
                                                           Janus Aspen Series Flexible Income Portfolio
FIDELITY MANAGEMENT & RESEARCH                             Janus Aspen Series International Growth Portfolio
COMPANY:                                                   Janus Aspen Series Worldwide Growth Portfolio
  Fidelity Variable Insurance Products Fund Equity-
    Income Portfolio ("Fidelity Equity-Income              ALLIANCE CAPITAL MANAGEMENT, L.P.:
Portfolio")                                                Alliance Premier Growth Portfolio *
  Fidelity Variable Insurance Products Fund II Asset       Alliance Growth and Income Portfolio *
    Manager Portfolio ("Fidelity Asset Manager
Portfolio")                                                AMERICAN CENTURY INVESTMENT
  Fidelity Variable Insurance Products Fund II Index       MANAGEMENT, INC:
500                                                        American Century VP Income & Growth Fund *
    Portfolio ("Fidelity Index 500 Portfolio")             American Century VP Value Fund *
  Fidelity Variable Insurance Products Fund II
Contrafund                                                 ARNOLD AND S. BLEICHROEDER ADVISERS, INC.:
    Portfolio ("Fidelity Contrafund Portfolio")            First Eagle SoGen Overseas Variable Fund
FRED ALGER MANAGEMENT, INC.:
  Alger American Small Capitalization Portfolio
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Leveraged AllCap Portfolio *

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT ADVISOR:                                        INVESTMENT ADVISOR:
FUND/SUBACCOUNT                                            FUND/SUBACCOUNT
-----------------------------------------------------      -----------------------------------------------------
MFS INVESTMENT MANAGEMENT:                                 TEMPLETON ASSET MANAGEMENT, LTD.:
  MFS Emerging Growth Series                               Templeton Developing Markets Securities Fund *
  MFS Research Series
  MFS Growth with Income Series                            TEMPLETON INVESTMENT COUNSEL, INC.:
  MFS Limited Maturity Series                              Templeton Asset Strategy Fund *
    (Closed to new investments)
  MFS Total Return Series                                  LAZARD ASSET MANAGEMENT:
                                                           Lazard Retirement Equity Portfolio *
VAN ECK ASSOCIATES CORPORATION:                            Lazard Retirement Small Cap Portfolio *
  Van Eck Worldwide Hard Assets Fund
  Van Eck Worldwide Emerging Markets Fund                  MORGAN STANLEY ASSET MANAGEMENT:
                                                           Morgan Stanley International Magnum Portfolio *
                                                           Morgan Stanley Emerging Markets Equity Portfolio *

* Subaccount was available for allocations as of March 1, 2000.

      The Fixed Account I is part of the General Account that offers a guaranteed uniform interest rate. The Fixed Account II, which is segregated from the General Account, offers various interest rates and time periods. The Fixed Accounts have not been registered under the Securities Act of 1933 nor have the Fixed Accounts been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Accounts.

      The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The policyholder (before the maturity date, while the policyholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Accounts, or transfer all or part of amounts in the Fixed Accounts to any subaccount(s).

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between fair value and cost are reflected as net unrealized investment gains (losses) in the accompanying financial statements.

      INVESTMENT INCOME--Investment income consists of dividends declared by the Funds which are recognized on the date of record.

      REALIZED INVESTMENT GAINS AND LOSSES--Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

      FEDERAL INCOME TAXES--Net investment income and realized gains and losses on investments of the Variable Account are taxable to policyholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. CHARGES AND DEDUCTIONS

      Monthly deductions are made from each policyholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the policyholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the policyholder's investments in such accounts.

      VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

      VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the policyholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits). Net premiums after these deductions are invested in the subaccounts.

      VFL permits 12 transfers between and among the subaccounts (one of which can be from the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

NOTE 4. DIVERSIFICATION REQUIREMENTS

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5. DERIVATIVE INSTRUMENTS

      In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", which is effective for all fiscal years beginning after June 15, 2000. This statement requires that an entity recognize all derivative instruments as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to change in the fair value or a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign currency denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

      The Variable Account intends to adopt SFAS 133 effective January 1, 2001. The Variable Account management does not expect the initial adoption of SFAS 133 to have a significant impact on the financial position or results of operations of the subaccounts.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Valley Forge Life Insurance Company

     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly-owned subsidiary of CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 2000 and 1999, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule
III -- Supplementary Insurance Information and Schedule V -- Valuation and Qualifying Accounts and Reserves. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.

Deloitte & Touche LLP

Chicago, Illinois
March 27, 2001

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                         2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
Revenues:
  Net earned premiums                                         $250,519   $310,719   $315,599
  Net investment income                                         46,665     39,148     35,539
  Realized investment (losses) gains                            (5,289)   (19,081)    16,967
  Other revenues                                                 9,412      4,545      7,959
                                                              --------   --------   --------
                                                               301,307    335,331    376,064
                                                              --------   --------   --------
Benefits and expenses:
  Insurance claims and policyholders' benefits                 235,149    291,547    301,900
  Amortization of deferred acquisition costs                    14,428     13,942     11,807
  Other operating expenses                                      20,992     23,740     35,813
                                                              --------   --------   --------
                                                               270,569    329,229    349,520
                                                              --------   --------   --------
     Income before income tax expense and cumulative effect
       of change in accounting principle                        30,738      6,102     26,544
Income tax expense                                              10,814      2,087      9,091
                                                              --------   --------   --------
     Income before cumulative effect of change in accounting
       principle                                                19,924      4,015     17,453
Cumulative effect of change in accounting principle, net of
  tax                                                               --       (234)        --
--------------------------------------------------------------------------------------------
     NET INCOME                                               $ 19,924   $  3,781   $ 17,453
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

-------------------------------------------------------------------------------------
DECEMBER 31,                                                     2000         1999
-------------------------------------------------------------------------------------
(In thousands of dollars, except share data)
ASSETS
  Investments:
     Fixed maturity securities available-for-sale (amortized
      cost: $556,302 and $548,444)                            $  557,866   $  530,512
     Equity securities available-for-sale (cost: $9,994 and
      $0)                                                         10,215           51
     Policy loans                                                 98,178       93,575
     Other invested assets                                            87          433
     Short-term investments                                       62,429       24,714
                                                              ----------   ----------
       Total investments                                         728,775      649,285
  Cash                                                             9,319        3,529
  Receivables:
     Reinsurance ($2,128,409 and $2,084,800 from Assurance)    2,770,755    2,414,553
     Premium and other                                            67,163       82,852
     Allowance for doubtful accounts                                 (28)         (12)
  Deferred acquisition costs                                     126,352      127,297
  Accrued investment income                                       12,551       11,066
  Receivables for securities sold                                     --        2,426
  Federal income tax recoverable (from Assurance)                     --        4,316
  Other assets                                                     6,280        4,883
  Separate Account business                                      532,017      209,183
-------------------------------------------------------------------------------------
       TOTAL ASSETS                                           $4,253,184   $3,509,378
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
     Future policy benefits                                   $3,038,477   $2,751,396
     Claims and claim expense                                    110,418      139,653
     Policyholders' funds                                         40,338       43,466
  Payables for securities purchased                                   --        2,421
  Federal income taxes payable (to Assurance)                      9,536           --
  Deferred income taxes                                            9,040        2,694
  Due to affiliates                                               84,042       12,435
  Commissions and other payables                                 144,888       95,976
  Separate Account business                                      532,017      209,183
                                                              ----------   ----------
       TOTAL LIABILITIES                                       3,968,756    3,257,224
                                                              ----------   ----------
Commitments and contingent liabilities (Notes 1 and 10)
Stockholder's Equity:
  Common stock ($50 par value; Authorized 200,000 shares;
     Issued 50,000 shares)                                         2,500        2,500
  Additional paid-in capital                                      69,150       69,150
  Retained earnings                                              211,388      191,464
  Accumulated other comprehensive income (loss)                    1,390      (10,960)
                                                              ----------   ----------
       TOTAL STOCKHOLDER'S EQUITY                                284,428      252,154
-------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY             $4,253,184   $3,509,378
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

---------------------------------------------------------------------------------------------
DECEMBER 31,                                                  2000        1999        1998
---------------------------------------------------------------------------------------------
(In thousands of dollars)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income                                                $  19,924   $   3,781   $  17,453
  Adjustments to reconcile net income to net cash flows
     from operating activities:
  Cumulative effect of changes in accounting principle,
     net of tax                                                    --         234          --
  Deferred income tax provision                                (1,159)      4,924       2,058
  Net realized investment losses (gains), pre-tax               5,289      19,081     (16,967)
  Accretion of bond discount                                   (4,216)     (2,999)     (4,821)
  Changes in:
     Receivables, net                                        (318,672)   (300,832)   (544,920)
     Deferred acquisition costs                               (14,240)    (13,866)    (16,746)
     Accrued investment income                                 (1,485)     (3,345)     (2,476)
     Due to affiliates                                         64,985     (10,489)     37,945
     Federal income taxes payable and recoverable              13,852     (10,784)        493
     Insurance reserves                                       291,444     380,939     541,560
     Commissions and other payables and other                  45,175      25,408     (18,804)
     Transfer of Federal Employee Health Benefits Plan          6,622          --          --
     Transfer of Life Re business                              (4,134)         --          --
                                                            ---------   ---------   ---------
       Total adjustments                                       83,461      88,271     (22,678)
                                                            ---------   ---------   ---------
       NET CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES     103,385      92,052      (5,225)
                                                            ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturity securities                     (695,586)  (1,512,848)  (744,431)
  Proceeds from fixed maturity securities:
     Sales                                                    618,202   1,339,905     741,277
     Maturities, calls and redemptions                         65,727      58,263      33,635
  Purchases of equity securities                               (9,994)         --          (5)
  Proceeds from sale of equity securities                          --       2,647           5
  Change in short-term investments                            (34,527)     59,455     (73,233)
  Change in policy loans                                       (4,603)    (19,424)     (7,179)
  Change in other invested assets                                (115)        205         (82)
                                                            ---------   ---------   ---------
       NET CASH FLOWS USED IN INVESTING ACTIVITIES            (60,896)    (71,797)    (50,013)
                                                            ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to
     policyholder accounts                                     11,240      15,901      30,007
  Return of policyholder account balances on investment
     contracts                                                (47,939)    (36,377)    (25,584)
  Capital contribution from Assurance                              --          --      30,000
                                                            ---------   ---------   ---------
       NET CASH FLOWS (USED IN) FROM FINANCING ACTIVITIES     (36,699)    (20,476)     34,423
                                                            ---------   ---------   ---------
       NET CASH FLOWS                                           5,790        (221)    (20,815)
Cash at beginning of period                                     3,529       3,750      24,565
---------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                       $   9,319   $   3,529   $   3,750
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Supplemental disclosures of cash flow information:
       Federal income taxes (refunded) or paid              $  (1,924)  $   8,260   $   6,651
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY

-------------------------------------------------------------------------------------------------------------
                                                                                 Accumulated
                                                                                    Other
                                        Additional   Comprehensive              Comprehensive       Total
                               Common    Paid-in        Income       Retained      Income       Stockholder's
                               Stock     Capital        (Loss)       Earnings      (Loss)          Equity
-------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Balance, December 31, 1997     $2,500    $39,150                     $170,230     $  4,380        $216,260

Capital contribution from
  Assurance                       --      30,000                          --            --          30,000
Comprehensive income:
  Net income                      --          --       $ 17,453       17,453            --          17,453
  Other comprehensive income      --          --            107           --           107             107
                                                       --------
Total comprehensive income                             $ 17,560
                                                       ========
-------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998     2,500      69,150                     187,683         4,487         263,820

Comprehensive income (loss):
  Net income                      --          --       $  3,781        3,781            --           3,781
  Other comprehensive loss        --          --        (15,447)          --       (15,447)        (15,447)
                                                       --------
Total comprehensive loss                               $(11,666)
                                                       ========
-------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999     2,500      69,150                     191,464       (10,960)        252,154

Comprehensive income:
  Net income                      --          --       $ 19,924       19,924            --          19,924
  Other comprehensive income      --          --         12,350           --        12,350          12,350
                                                       --------
Total comprehensive income                             $ 32,274
                                                       ========
-------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000     $2,500    $69,150                     $211,388     $  1,390        $284,428
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) is a wholly owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly owned subsidiary of Continental Casualty Company (Casualty) which is wholly owned by CNA Financial Corporation (CNAF). As of December 31, 2000, Loews Corporation owned approximately 87% of the outstanding common stock of CNAF.

     VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form includes life insurance, pension products and accident and health insurance. VFL also markets a portfolio of variable Separate Account products, consisting primarily of annuity and universal life products. These products offer policyholders the option of allocating payments to one or more variable investment portfolios or to a guaranteed income account or both. Cash receipts and deposits received for the variable Separate Accounts are invested in investment portfolios, as allocated by the contractholders, where the investment risk is borne by the contractholder. Cash receipts and deposits received for these products that are allocated to the guaranteed income account earn a minimum guaranteed rate of interest for a specified period of time.

     The operations and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

     Earned premium revenue- Revenues on interest sensitive type contracts are comprised of contract charges and fees, which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the duration of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Premiums for other life insurance products and annuities are recognized as revenue when due, after deductions for ceded insurance.

     Claim and claim adjustment expense reserves- Claim and claim adjustment expense reserves represent management's estimates of ultimate liabilities based on currently available facts and case law. The ultimate liability may vary significantly from such estimates. VFL regularly reviews its reserves, and any adjustments to the previously established reserves are recognized in operating income in the period that the need for such adjustments becomes apparent.

     Future policy benefits reserves- Reserves for traditional life insurance products (whole and term life products) and long-term care products are computed using the net level premium method, which incorporates actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions generally vary by plan, age at issue and policy duration, and include a margin for adverse deviation. Interest rates range from 3% to 9% and mortality, morbidity and withdrawal assumptions are based on VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of

                      VALLEY FORGE LIFE INSURANCE COMPANY
inflation and expenses to be incurred beyond the premium paying period. Reserves for interest sensitive contracts are equal to the account balances that accrue to the benefit of the contractholders. Interest crediting rates ranged from 4.30% to 6.85% for the three years ended December 31, 2000.

     Insurance-related assessments- VFL's participation in involuntary risk pools is mandatory and is generally a function of its proportionate share of the voluntary market, by line of insurance, in each state in which it does business. In the first quarter of 1999, VFL adopted Statement of Position No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable, when it can be reasonably estimated and when the event obligating the entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after-tax charge of $234 thousand as a cumulative effect of a change in accounting principle for the year 1999. The pro forma effect of adoption on reported results for prior periods was not significant. Insurance related assessment liabilities are not discounted or recorded net of premium taxes. These liabilities are included as part of other liabilities in the balance sheets.

     Reinsurance- Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and reported as a recoverable in the balance sheets. Reinsurance contracts that do not meet the criteria for risk transfer are recorded in accordance with Statement of Position No. 98-7, Deposit Accounting:
Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk.

     In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term and facultative programs.

     Deferred acquisition costs- Life insurance business acquisition costs are deferred and amortized based on assumptions consistent with those used for computing future policy benefits reserves. Such costs include commissions, premium taxes and certain underwriting and policy issuance costs. Anticipated investment income is considered in the determination of the recoverability of deferred acquisition costs. Deferred acquisition costs on traditional life business are amortized over the assumed premium paying periods. The amortization of deferred acquisition costs for interest sensitive and annuity contracts are matched to the recognition of gross profits on these contracts. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had they actually been realized, an adjustment is recorded to deferred acquisition costs and to unrealized investment gains or losses.

INVESTMENTS

     Valuation of investments- VFL classifies its fixed maturity securities (bonds and redeemable preferred stocks) and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, and such adjustments are included in net investment income. Changes in fair value are reported as a component of other comprehensive income. Investments are written down to estimated fair value and losses are recognized in income when a decline is determined to be other than temporary.

     Policy loans are carried at unpaid balances. Short-term investments are carried at amortized cost, which approximates market value. VFL has no investments in real estate or mortgage loans.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Investments in derivative securities are carried at fair value at the reporting date, and changes in fair value are recognized in realized investment gains and losses. VFL's derivative investments are made up of interest rate caps and purchased options and are classified as other invested assets.

     Investment gains and losses- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost or amortized cost of the specific securities sold.

     Securities lending activities- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash or 102% if the collateral is securities. Cash deposits from these transactions are invested in short-term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 2000 or 1999.

     Separate Account business- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of certain of these contracts and policies are legally segregated and reported as assets and liabilities of Separate Account business. VFL guarantees principal and a specified return to the contractholders on approximately 16.9% and 15.7% of the Separate Account assets at December 31, 2000 and 1999. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values. Investment income and realized capital gains and losses of the Separate Account business accrue directly to the contractholders and, therefore, are not included in VFL's statement of operations. Revenues to VFL from the Separate Account business consist of contract maintenance fees, administration fees and mortality and expense risk charges, and are included in other revenue.

INCOME TAXES

     VFL accounts for income taxes under the liability method. Under the liability method, deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

ACCOUNTING PRONOUNCEMENTS

     In the first quarter of 2000, VFL adopted the American Institute of Certified Public Accountants' Statement of Position No. 98-7, Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk (SOP 98-7). Adoption of SOP 98-7 did not have a significant impact on the results of operations or the equity of VFL.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements (SAB
101). SAB 101 summarizes the SEC Staff's view in applying GAAP to revenue recognition in financial statements. This bulletin, through its subsequent revised releases SAB No. 101A and No. 101B, was effective for registrants no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. Adoption of this bulletin, which occurred on October 1, 2000, did not have a significant impact on the results of operations or the equity of VFL.

     In 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 was subsequently amended by Statement of Financial Accounting Standard No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133, which delayed the effective date of SFAS 133 by one year, and Statement of Financial Accounting Standards No. 138,

                      VALLEY FORGE LIFE INSURANCE COMPANY

Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138). SFAS 138 addresses a limited number of issues causing implementation difficulties for entities applying SFAS 133. SFAS 133 requires that an entity recognize all derivative instruments as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as a hedge of the exposures to changes in the fair value, cash flows of foreign currencies, or a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

     VFL has adopted SFAS 133 effective January 1, 2001. The transition adjustments resulting from adoption must be reported in net income or other comprehensive income, as appropriate, as the cumulative effect of a change in accounting principle. Adoption of SFAS 133 will not have a significant impact on the equity or results of operations of VFL. VFL already carries its investment-related derivatives at fair value and the resulting changes in fair values are recognized through net income.

NOTE 2. INVESTMENTS

     The significant components of net investment income are presented in the following table:

-------------------------------------------------------------------------------------------
                                   NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------
                  Year ended December 31,                        2000      1999      1998
-------------------------------------------------------------------------------------------
(In thousands of dollars)
Interest:
  Fixed maturity securities -- Taxable bonds                    $36,879   $30,851   $27,150
  Policy loans                                                    6,011     4,963     4,760
  Short-term investments                                          3,798     2,969     3,803
Dividend and other:
  Equity securities                                                 227        54        72
  Other                                                             271       778       105
                                                                -------   -------   -------
Gross investment income                                          47,186    39,615    35,890
Investment expense                                                  521       467       351
-------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                         $46,665   $39,148   $35,539
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

------------------------------------------------------------------------------------------
NET INVESTMENT APPRECIATION (DEPRECIATION)
------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                        2000       1999      1998
------------------------------------------------------------------------------------------
(In thousands of dollars)
Realized investment (losses) gains:
  Fixed maturity securities:
     Gross realized gains                                     $ 2,648   $  4,399   $17,604
     Gross realized losses                                     (7,350)   (25,380)     (697)
                                                              -------   --------   -------
  Net realized (losses) gains on fixed maturity securities     (4,702)   (20,981)   16,907
  Equity securities:
     Gross realized gains                                          --      1,667        --
                                                              -------   --------   -------
  Net realized (losses) gains on equity securities                 --      1,667        --
  Other realized investment (losses) gains                       (587)       233        60
                                                              -------   --------   -------
                                                               (5,289)   (19,081)   16,967
Income tax benefit (expense)                                    1,851      6,679    (5,938)
                                                              -------   --------   -------
          Net realized investment (losses) gains               (3,438)   (12,402)   11,029
                                                              -------   --------   -------
Net change in unrealized appreciation (depreciation) in
  investments:
  Fixed maturity securities                                    19,496    (23,813)      441
  Equity securities                                               171     (1,186)      (42)
  Adjustment to deferred policy acquisition costs related to
     unrealized (losses) gains and other                         (667)     1,235      (235)
                                                              -------   --------   -------
                                                               19,000    (23,764)      164
Deferred income tax (expense) benefit                          (6,650)     8,317       (57)
                                                              -------   --------   -------
     Net change in unrealized appreciation (depreciation) in
       investments                                             12,350    (15,447)      107
------------------------------------------------------------------------------------------
     NET REALIZED AND CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) IN INVESTMENTS                            $ 8,912   $(27,849)  $11,136
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES)
INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME
-------------------------------------------------------------------------------------------------------
                                                    2000                              1999
                                        -----------------------------    ------------------------------
DECEMBER 31                              GAINS      LOSSES      NET      GAINS      LOSSES       NET
-------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Fixed maturity securities               $  9,327    $(7,763)   $1,564    $  666    $(18,598)   $(17,932)
Equity securities                            222         --       222        51          --          51
Adjustment to deferred policy
  acquisition costs related to
  unrealized
  (losses) gains and other                 1,789     (1,436)      353     1,468        (448)      1,020
-------------------------------------------------------------------------------------------------------
                                        $ 11,338    $(9,199)    2,139    $2,185    $(19,046)    (16,861)
                                        ===================              ==================
Deferred income tax (expense) benefit                            (749)                            5,901
-------------------------------------------------------------------------------------------------------
     NET UNREALIZED INVESTMENT GAINS
     (LOSSES)                                                  $1,390                          $(10,960)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS IN FIXED MATURITY
AND EQUITY SECURITIES AVAILABLE FOR SALE

----------------------------------------------------------------------------------------------------
                                                    COST OR       GROSS         GROSS
(IN THOUSANDS OF DOLLARS)                          AMORTIZED    UNREALIZED    UNREALIZED      FAIR
DECEMBER 31, 2000                                    COST         GAINS         LOSSES       VALUE
----------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of government
  agencies                                         $ 18,670       $  434       $  (431)     $ 18,674
Asset-backed securities                             142,774        1,028          (818)      142,983
Corporate securities                                313,026        7,114        (4,964)      315,176
Other debt securities                                81,832          751        (1,550)       81,033
                                                   -------------------------------------------------
  Total fixed maturity securities                   556,302        9,327        (7,763)      557,866
Equity securities                                     9,994          221            --        10,215
----------------------------------------------------------------------------------------------------
  TOTAL                                            $566,296       $9,548       $(7,763)     $568,081
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
December 31, 1999
----------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of government
  agencies                                         $253,041       $   --       $ 6,988      $246,053
Asset-backed securities                             107,275           50         4,200       103,125
Corporate securities                                164,140           98         6,914       157,324
Other debt securities                                23,988          518           496        24,010
                                                   -------------------------------------------------
  Total fixed maturity securities                   548,444          666        18,598       530,512
Equity securities                                        --           51            --            51
----------------------------------------------------------------------------------------------------
  TOTAL                                            $548,444       $  717       $18,598      $530,563
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS IN FIXED MATURITY SECURITIES BY CONTRACTUAL MATURITY

-------------------------------------------------------------------------------------
                                                                AMORTIZED      FAIR
DECEMBER 31, 2000                                                 COST        VALUE
-------------------------------------------------------------------------------------
(In thousands of dollars)
Due in one year or less                                         $     --     $     --
Due after one year through five years                            180,482      184,174
Due after five years through ten years                           152,543      150,662
Due after ten years                                               80,503       80,047
Asset-backed securities not due at a single maturity date        142,774      142,983
-------------------------------------------------------------------------------------
  TOTAL                                                         $556,302     $557,866
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

     There are no investments, other than equity securities, that did not produce income for the years ended December 31, 2000 and 1999. Except for investments in securities of the U.S. Government and its agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 2000.

     Securities with carrying values of $2.7 million were deposited by VFL under requirements of regulatory authorities as of both December 31, 2000 and 1999.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS

     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

     Fair values are disclosed for all financial instruments, for which it is practicable to estimate that value, whether or not recognized in the balance sheets. Management attempts to obtain quoted market prices for the purpose of these disclosures. Where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. These techniques are significantly affected by management's assumptions, including discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are not necessarily indicative of the amounts VFL would realize in a current market exchange.

     Non-financial instruments such as deferred acquisition costs and deferred income taxes and certain financial instruments such as insurance reserves and reinsurance receivables are excluded from the fair value disclosures. Therefore, the fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

     The carrying amounts reported on the balance sheet for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities approximate fair value because of the short-term nature of these items. These assets and liabilities are not listed in the following table.

     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

     The fair values of fixed maturity and equity securities were based on quoted market prices, where available. For securities not actively traded, fair values were estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

     The fair values for policy loans were estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit quality. Loans with similar characteristics were aggregated for purposes of the calculations.

     Premium deposits and annuity contracts were valued based on cash surrender values and the outstanding fund balances.

     Valuation techniques to determine fair value of other invested assets and other separate account business assets consisted of discounting cash flows, obtaining quoted market prices of the investments and comparing the investments to similar instruments of the underlying assets of the investments.

     The fair values of the liabilities for variable separate account business were based on the quoted market values of the underlying assets of each variable separate account, adjusted for policyholder surrender charges. Regarding the general account products, the fair value of annuities with a surrender charge was approximated as the cash surrender value, while the fair value of other funds and annuities was assumed to equal their carrying value, as most of these are of a short-term nature.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The carrying amount and estimated fair value of VFL's financial instrument assets and liabilities are listed below:

------------------------------------------------------------------------------------------------
                                                           2000                    1999
                                                   ---------------------   ---------------------
                                                   CARRYING   ESTIMATED    CARRYING   ESTIMATED
DECEMBER 31,                                        AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
------------------------------------------------------------------------------------------------
  (In thousands of dollars)
  FINANCIAL ASSETS
  General account business:
     Fixed maturity securities                     $557,866    $557,866    $530,512    $530,512
     Equity securities                               10,215      10,215          51          51
     Policy loans                                    98,178      90,626      93,575      87,156
     Other                                               87          87         433         433
  Separate Account business:
     Fixed maturity securities                        8,708       8,708      12,999      12,999
     Equity securities (primarily mutual funds)     443,385     443,385     175,772     175,772
     Other                                              117         117         119         119
  FINANCIAL LIABILITIES
  General account business:
     Guaranteed investment contracts                 35,073      35,073      36,218      36,218
     Deferred annuities                              47,380      44,533      60,024      55,884
     Other                                              256         256         367         367
  Separate Account business:
     Variable separate accounts                     518,838     480,071     198,160     186,332
------------------------------------------------------------------------------------------------

     VFL invests in derivative financial instruments in the normal course of business primarily to reduce its exposure to market risk (principally interest rate risk, equity stock price risk and foreign currency risk). Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount.

     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time. The option purchaser pays a premium to the option seller (writer) for the right to exercise the option. The option seller is obligated to buy (put) or sell (call) the item underlying the contract at a set price, if the option purchaser chooses to exercise.

     Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 2000. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 2000 and 1999 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 2000 and December 31, 1999. The contractual or notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these instruments.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with non-performance by the counter-parties to these instruments is generally limited to the gross fair value of the asset related to the instruments recognized in the balance sheet. VFL continuously monitors credit worthiness of its counter-parties. Due to the nature of the derivative securities, VFL does not generally require collateral from its counter-parties.

     The fair value of derivatives generally represents the estimated amounts that VFL would expect to receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For derivative financial instruments not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle or quoted market prices of comparable instruments.

     The fair value of derivative financial assets (liabilities) the contractual or notional amounts and net realized gains and losses on derivative financial instruments, in the general account and Separate Accounts at December 31, 2000 and 1999 are shown below. There is no difference between the gross values and net values.

-----------------------------------------------------------------------------------------------
                                                 CONTRACTUAL       FAIR VALUE        RECOGNIZED
                                                  NOTIONAL     -------------------     GAINS
FOR THE YEARS ENDED DECEMBER 31,                   AMOUNT      ASSET   (LIABILITY)    (LOSSES)
-----------------------------------------------------------------------------------------------
(In thousands of dollars)
-----------------------------------------------------------------------------------------------
2000
-----------------------------------------------------------------------------------------------
General account:
  Interest rate caps                               $50,000     $ 87      $    --       $(268)
-----------------------------------------------------------------------------------------------
TOTAL                                              $50,000     $ 87      $    --       $(268)
-----------------------------------------------------------------------------------------------
Separate Accounts:
  Options purchased                                $   295     $117      $    --       $  (2)
-----------------------------------------------------------------------------------------------
TOTAL                                              $   295     $117      $    --       $  (2)
-----------------------------------------------------------------------------------------------
1999
-----------------------------------------------------------------------------------------------
General account:
  Interest rate caps                               $50,000     $433           --       $ 396
  Commitments to purchase Mortgage backed
     securities                                         --       --           --       $ (30)
-----------------------------------------------------------------------------------------------
TOTAL                                              $50,000     $433           --       $ 366
-----------------------------------------------------------------------------------------------
Separate Accounts:
  Options purchased                                $   295     $119           --       $  54
-----------------------------------------------------------------------------------------------
TOTAL                                              $   295     $119           --       $  54
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as

                      VALLEY FORGE LIFE INSURANCE COMPANY
well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices.

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                 2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
Statutory capital and surplus                                 $166,285   $153,097   $147,100
Statutory net income (loss)                                        456      8,319     (8,099)
--------------------------------------------------------------------------------------------

     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 2000, dividends of approximately $16.6 million were not subject to prior Insurance Department approval.

     In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (Codification). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The states in which VFL conducts business will require adoption of Codification (with certain modifications) for the preparation of statutory financial statements effective January 1, 2001. VFL estimates that the adoption of Codification, as modified, will increase statutory capital and surplus as of January 1, 2001 by approximately $1.3 million, which primarily relates to the recognition of deferred tax assets partially offset by establishment of liabilities for insurance related-assessments and pensions.

NOTE 5. COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from transactions with stockholders in their capacity as stockholders. Accumulated other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of comprehensive income (loss) are shown in the following table:

--------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                          2000       1999      1998
--------------------------------------------------------------------------------------------
(In thousand of dollars)
Net income (loss)                                               $19,924   $  3,781   $17,453
Other comprehensive income:
  Change in unrealized gains (losses) on general account
     investments
     Holding gains arising during the period                      9,907    (20,919)    3,991
     Less: unrealized gains at beginning of period included
       in realized gains during the period                       (9,760)     4,080     3,592
                                                                -------   --------   -------
  Net change in unrealized gains (losses) on general account
     investments                                                 19,667    (24,999)      399
  Net change in unrealized gains (losses) on separate
     accounts and other                                            (667)     1,235      (235)
                                                                -------   --------   -------
  Other comprehensive income (loss), before income tax           19,000    (23,764)      164
  Deferred income tax (expense) benefit related to other
     comprehensive income                                        (6,650)     8,317       (57)
                                                                -------   --------   -------
Other comprehensive income (loss), net of tax                    12,350    (15,447)      107
                                                                -------   --------   -------
Total comprehensive income (loss)                               $32,274   $(11,666)  $17,560
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 6. BENEFIT PLANS

     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. CNAF's plans are discussed below.

PENSION PLAN

     CNAF has noncontributory pension plans covering full time employees age 21 or over who have completed at least one year of service. While the benefits for the plans vary, they are generally are based on years of credited service and the employees' highest sixty consecutive months of compensation. Casualty is included in the CNA Retirement Plan and VFL is allocated a share these expenses. The net pension cost allocated to VFL was $0.4 million, $1.0 million, and $1.1 million for the years-ended December 31, 2000, 1999, and 1998, respectively.

     In 2000, employees of Casualty who were employed at December 31, 1999 and remained employed at April 24, 2000 were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forgo earning additional benefits in the pension plan and all employees hired by Casualty on or after January 1, 2000 receive enhanced contributions in the Savings and Capital Accumulation Plan (S-CAP) (see Savings Plan discussion below).

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

     CNAF provides certain healthcare and life insurance benefits to eligible retired employees, their covered dependents and their beneficiaries. The funding for these plans is generally to pay covered expenses as they are incurred. Net postretirement benefit cost allocated to VFL was $0.2 million, $0.3 million, and $0.5 million for the years-ended December 31, 2000, 1999, and 1998, respectively.

SAVINGS PLAN

     Casualty employees are eligible to participate in the S-CAP, which is a contributory plan that allows most employees to contribute a maximum of 13% of their eligible compensation, subject to certain limitations prescribed by the Internal Revenue Service. Casualty contributes an amount equal to 70% of the first 6% of salary contributed by the employee. VFL is allocated a share of the S-CAP expenses incurred by Casualty.

     As noted above, during 2000 Casualty employees were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forego earning additional benefits in the pension plan and all employees hired by Casualty on or after January 1, 2000 receive a company contribution of 3% or 5% of their eligible compensation, depending on their age. In addition, these employees are eligible to receive an additional discretionary contribution of up to 2% of eligible compensation and an additional company match of up to 80% of the first 6% of salary contributed by the employee. These contributions are made at the discretion of management and are contributed to participant accounts in the first quarter of the following year.

     CNAF contributions allocated to and expensed by VFL for the S-CAP were $0.6 million, $0.2 million, and $0.2 million for the years ended December 31, 2000, 1999, and 1998, respectively.

NOTE 7.  INCOME TAXES

     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $173.8 million, and $151.6 million at December 31, 2000 and 1999, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million and $5.4 million at December 31, 2000 and 1999 respectively. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

     A reconciliation between VFL's federal income tax expense at statutory rates and the recorded income tax expense before the cumulative effect of a 1999 change in accounting principle is as follows:

----------------------------------------------------------------------------------------------
                                                  % OF               % of               % of
                                                 PRE-TAX            Pre-tax            Pre-tax
       YEAR ENDED DECEMBER 31           2000     INCOME     1999    INCOME     1998    INCOME
----------------------------------------------------------------------------------------------
(In thousands of dollars)
Income taxes at statutory rates        $10,758    35.0     $2,136    35.0     $9,290    35.0
Other                                       56     0.2        (49)   (0.8)      (199)   (0.8)
----------------------------------------------------------------------------------------------
INCOME TAX AT EFFECTIVE RATES          $10,814    35.2     $2,087    34.2     $9,091    34.2
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

     The components of income tax expense are as follows:

----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                         2000      1999      1998
----------------------------------------------------------------------------------------
(In thousands of dollars)
Current tax expense (benefit)                                 $11,973   $(2,837)  $7,033
Deferred tax expense                                           (1,159)    4,924    2,058
----------------------------------------------------------------------------------------
  TOTAL INCOME TAX EXPENSE                                    $10,814   $ 2,087   $9,091
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

     Significant components of VFL's net deferred tax liabilities as of December 31, 2000 and 1999 are shown in the table below:

---------------------------------------------------------------------------------
DECEMBER 31,                                                    2000       1999
---------------------------------------------------------------------------------
(In thousands of dollars)
Insurance reserves                                            $ 26,491   $ 20,715
Deferred acquisition costs                                     (48,730)   (45,457)
Investment valuation                                             4,925      4,166
Net unrealized gains                                              (749)     5,901
Annuity deposits and other                                       1,170      9,349
Life Re Sale                                                     6,130         --
Other, net                                                       1,723      2,632
---------------------------------------------------------------------------------
  NET DEFERRED TAX LIABILITIES                                $ (9,040)  $ (2,694)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     At December 31, 2000, gross deferred tax assets and liabilities amounted to $42.0 million and $51.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1999, amounted to $44.3 million and $47.0 million, respectively.

NOTE 8. REINSURANCE

     The ceding of insurance does not discharge VFL of its primary liability to its policyholders. Therefore, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under reinsurance agreements. VFL places reinsurance with other carriers only after

                      VALLEY FORGE LIFE INSURANCE COMPANY
careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit. Such collateral was approximately $79,082 and $99,590 for December 31, 2000 and 1999 respectively.

     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums are from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

----------------------------------------------------------------------------------------------
                                                       PREMIUMS                    ASSUMED/NET
                                       -------------------------------------------------------
YEAR ENDED DECEMBER 31                  DIRECT    ASSUMED     CEDED       NET           %
----------------------------------------------------------------------------------------------
(In thousands of dollars)
  2000
     LIFE                              $745,983   $111,346   $778,556   $ 78,773       141%
     ACCIDENT & HEALTH                    9,947   171,930      10,131    171,746       100
                                       -------------------------------------------------------
          TOTAL PREMIUMS               $755,930   $283,276   $788,687   $250,519       113%
                                       -------------------------------------------------------

  1999
     Life                              $633,764   $109,964   $666,003   $ 77,725       141%
     Accident & Health                    6,539   232,994       6,539    232,994       100
                                       -------------------------------------------------------
          Total Premiums               $640,303   $342,958   $672,542   $310,719       110%
                                       -------------------------------------------------------

  1998
     Life                              $687,644   $78,156    $690,541   $ 75,259       104%
     Accident & Health                    4,158   240,340       4,158    240,340       100
                                       -------------------------------------------------------
          Total Premiums               $691,802   $318,496   $694,699   $315,599       101%
----------------------------------------------------------------------------------------------

     Transactions with Assurance, as part of the Reinsurance Pooling Agreement described in Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $503.5 million, $395.2 million, and $263.4 million for the years ended December 31, 2000, 1999, and 1998, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $397.4 million, $263.4 million, and $203.4 million for the years ended December 31, 2000, 1999, and 1998, respectively.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of VFL's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:

---------------------------------------------------------------------------------------------
                                                     LIFE INSURANCE IN FORCE      ASSUMED/NET
                                         DIRECT    ASSUMED    CEDED       NET          %
                                        -----------------------------------------------------
(IN MILLIONS OF DOLLARS)
DECEMBER 31, 2000                       $298,676   $37,712   $319,593   $16,795      224.5%
December 31, 1999                       $267,102   $42,629   $281,883   $27,848      153.1
December 31, 1998                       $224,615   $32,253   $230,734   $26,134      123.4
---------------------------------------------------------------------------------------------

NOTE 9. RELATED PARTIES

     As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF

                      VALLEY FORGE LIFE INSURANCE COMPANY
and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $35.4 million, $37.5 million, and $47.6 million for 2000, 1999, and 1998, respectively. Expenses of VFL exclude $12.2 million, $5.6 million, and $9.2 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 2000, 1999, and 1998 respectively. VFL had a payable of $84.0 million and $12.4 million at December 31, 2000 and 1999 respectively to its affiliates.

     There were no interest charges on intercompany receivables or payables for 2000, 1999 and 1998. In 2000 and 1999, Assurance made no capital contributions to VFL. Assurance contributed $30.0 million in the form of additional paid-in-capital in 1998 to VFL.

NOTE 10. LEGAL

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the financial position or results of operations of VFL.

NOTE 11. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

     The following presents net earned premiums by product group for each of the years in the three years ended December 31, 2000:

-----------------------------------------------------------------------------------------------
                 (IN THOUSANDS OF DOLLARS)                        2000        1999       1998
-----------------------------------------------------------------------------------------------
Life                                                            $ 78,773    $ 77,725   $ 75,259
Accident and Health                                              171,746     232,994    240,340
-----------------------------------------------------------------------------------------------
Total                                                           $250,519    $310,719   $315,599
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

     During 1998, 1999 and through August 31, 2000, Assurance provided health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract between Assurance and FEHBP totaled $1.4 billion, $2.1 billion, and $2.0 billion for the years ended December 31, 2000, 1999, and 1998, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $138 million, $207 million, and $201 million for the years ended December 31, 2000, 1999 and 1998 respectively. Effective September 1, 2000, the FEHBP business was transferred to another insurance entity owned by CNA. All the assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business. See Note 13 to the Financial Statements, included herein.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 12. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pre-tax) as a cumulative effect of a change in accounting principle for the year 1999. The pro forma effect of adoption on reported results for 1998 is not significant.

NOTE 13. OTHER EVENTS

FEDERAL HEALTH BENEFIT PLAN TRANSACTIONS

     The Federal Employee Health Benefit Plan (FEHBP) business formerly written by Assurance and assumed by VFL as part of the Reinsurance Pooling Agreement was transferred to another insurance entity owned by CNA effective September 1, 2000. All assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business.

INDIVIDUAL LIFE REINSURANCE TRANSACTION

     Effective December 31, 2000, CNA completed a transaction with Munich American Reassurance Company (MARC), whereby MARC acquired CNA's individual Life reinsurance business (Life Re) via a reinsurance agreement. CNA will continue to accept and retrocede business on existing Life Re contracts until such time that CNA and MARC are able to execute novations of each of Life Re's assumed and retro-ceded reinsurance contracts.

     MARC assumed approximately $294 million of liabilities (primarily future policy benefits and claim reserves) and approximately $209 million in assets (primarily uncollected premium and deferred policy acquisition costs from Assurance). A portion of the Life Re business is conducted through VFL as part of the Reinsurance Pooling Agreement. VFL's share of the net gain from the reinsurance transaction, which is subject to certain post-closing adjustments, has been recorded as deferred revenue and will be recognized in income over the next 12 to 18 months as Life Re's assumed contracts are novated to MARC.

     The following table summarizes VFL's share of the premiums, income (loss) before income tax and total assets for FEHBP and Life Re business.

--------------------------------------------------------------------------------------------
YEAR-ENDED DECEMBER 31                                          2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
  FEDERAL EMPLOYEE HEALTH BENEFIT PLAN:
     Premiums                                                 $137,681   $207,383   $200,420
     Net operating income (loss)                                 1,400      2,180        306
  LIFE RE:
     Premiums                                                 $ 22,883   $ 19,417   $ 13,106
     Net operating income                                        3,370      2,819      1,263
--------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------
DECEMBER 31                                                    2000      1999
-------------------------------------------------------------------------------
(In thousands of dollars)
  TOTAL ASSETS:
  FEDERAL EMPLOYEE HEALTH BENEFIT PLAN (FEHBP)*               $    --   $35,283
  LIFE RE                                                      33,641    27,669
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*FEHBP business transferred September 1, 2000.

NOTE 14. SUBSEQUENT EVENT

     VFL and Assurance along with Casualty (collectively, the "Insurers") have entered into an indemnity reinsurance agreement (the "Agreement") with CNA Group Life Assurance Company ("CNAGLAC"), a newly formed and wholly-owned subsidiary of Casualty whereby most of the existing group life and health insurance business (excluding the FEHBP business which was transferred to another insurance subsidiary of CNA via a novation agreement as discussed in Note 13, and some runoff group and life insurance lines of business that will remain with the Insurers) of the Insurers will be transferred to CNAGLAC via a reinsurance agreement, effective January 1, 2001. The purpose of this transaction, along with the FEHBP transaction that was completed on September 1, 2000, is to move, over time, substantially all of the group life and health insurance business from VFL and Assurance to other insurance subsidiaries of CNAF.

     When CNAGLAC obtains the appropriate licenses to write group life and health insurance business, CNAGLAC intends to replace the group life and health insurance in force contracts of the Insurers, excluding the FEHBP business, with equivalent contracts issued directly by CNAGLAC.

     Excluding the FEHBP business, which was transferred out of VFL effective September 1, 2000, the remaining group life and health insurance business accounted for approximately $62.4 million and $43.0 million in assets as of December 31, 2000 and 1999 respectively, and $1.7 million, $2.2 million and $(2.0) million in net operating income (loss) for the three years ended December 31, 2000, 1999, and 1998, respectively.

     The impact of this reinsurance agreement will result in VFL transferring approximately $62.4 million in liabilities along with an equal amount of assets resulting in no impact on the equity of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

SCHEDULE III

                      VALLEY FORGE LIFE INSURANCE COMPANY
                      SUPPLEMENTARY INSURANCE INFORMATION

----------------------------------------------------------------------------------------------------------------------
                                             GROSS INSURANCE RESERVES
                                      ---------------------------------------                             INSURANCE
                         DEFERRED     CLAIM AND     FUTURE                        NET         NET         CLAIMS AND
YEAR ENDED              ACQUISITION     CLAIM       POLICY     POLICYHOLDERS'   PREMIUM    INVESTMENT   POLICYHOLDERS'
DECEMBER 31,               COSTS       EXPENSE     BENEFITS        FUNDS        REVENUE      INCOME        BENEFITS
----------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
  2000                   $126,352     $110,418    $3,038,477      $40,338       $250,519    $46,665        $235,149
                         ========     ========    ==========      =======       ========    =======        ========
  1999                   $127,297     $139,653    $2,751,396      $43,466       $310,719    $39,148        $291,547
                         ========     ========    ==========      =======       ========    =======        ========
  1998                   $111,963     $ 93,001    $2,438,305      $42,746       $315,599    $35,539        $301,900
                         ========     ========    ==========      =======       ========    =======        ========
----------------------------------------------------------------------------------------------------------------------

---------------------  ------------------------

                       AMORTIZATION
                       OF DEFERRED      OTHER
YEAR ENDED             ACQUISITION    OPERATING
DECEMBER 31,              COSTS       EXPENSES
---------------------  ------------------------
(In thousands of doll
  2000                   $14,428       $20,992
                         =======       =======
  1999                   $13,942       $23,740
                         =======       =======
  1998                   $11,807       $35,813
                         =======       =======
---------------------------------------------------------

SCHEDULE V

                      VALLEY FORGE LIFE INSURANCE COMPANY
                 VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

----------------------------------------------------------------------------------------------------
                                           BALANCE      CHARGED     CHARGED                  BALANCE
                                             AT           TO           TO                      AT
                                          BEGINNING    COSTS AND     OTHER                   END OF
                                          OF PERIOD    EXPENSES     ACCOUNTS    DEDUCTIONS   PERIOD
----------------------------------------------------------------------------------------------------
(In thousands of dollars)
YEAR ENDED DECEMBER 31, 2000
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $ 12          $16         $--          $ --        $28
                                            ====          ===         ===          ====        ===
YEAR ENDED DECEMBER 31, 1999
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $ 26          $43         $--          $ 57        $12
                                            ====          ===         ===          ====        ===
YEAR ENDED DECEMBER 31, 1998
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $285          $ 9         $--          $268        $26
                                            ====          ===         ===          ====        ===

                                   APPENDIX A

                         ILLUSTRATIONS OF POLICY VALUES

     The following tables have been prepared to illustrate hypothetically how certain values under a policy change with investment performance over an extended period of time. The tables illustrate how policy values, cash surrender values and death benefits under a policy covering an insured of a given age on the policy date, would vary over time if the planned premiums were paid annually and the return on the assets in each portfolio were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest compounded annually. The hypothetical investment rates of return are illustrative only and should not be considered a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return illustrated and will depend on a number of factors including the investment allocations you make and prevailing rates. These illustrations assume that the premiums are allocated equally among the 34 investment options available under the policy, and that no amounts are allocated to the fixed account options.

     The illustrations reflect the fact that the net investment returns on the assets held in the investment options is lower than the gross after tax return of the selected underlying portfolios. The tables assume a simple arithmetic average annual expense ratio of 0.94% of the average daily net assets of the portfolios available. The tables also assumes that the waivers and/or reimbursements, if any, for the available portfolios will continue for the periods shown.

     In addition, the illustrations reflect a daily charge assessed against the investment options for assuming certain mortality and expense risks (expense charges), which are equivalent to an effective annual charge of 0.90% during policy years 1-10 and 0.45% during policy years 11 and later. After deduction of portfolio expenses and the mortality and expense charges, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.85%, 4.15% and 10.15% , respectively during Policy Years 1-10 and -1.40% , 4.60% and 10.60% during Policy Years 11 and later.

     The illustrations also reflect the deduction of the premium charge and monthly deduction for the hypothetical insured. The surrender charge is reflected in the cash surrender value column. Our current cost of insurance charges and the guaranteed maximum cost of insurance charges that we have a contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account and assumes no loan amount or partial withdrawals/surrenders or charges for supplemental and/or rider benefits.

     The illustrations are based on our Preferred Nonsmoker risk class. Upon request, you will be furnished with a comparable illustration based on the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables. Because the death benefit values vary depending on the death benefit option in effect, benefit options are illustrated separately.

     The illustrations show contract values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated and all net premiums are allocated to subaccounts.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER

2,005 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $1,400

                                HYPOTHETICAL 0%                   HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      ----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
- ------   -----------      ------   ---------   -------      ------   ---------   -------      -------   ---------   -------
   1         2,105         1,213         0     100,000       1,305         0     100,000        1,396          0    100,000
   2         4,316         2,620     1,020     100,000       2,886     1,286     100,000        3,164      1,564    100,000
   3         6,638         3,979     2,379     100,000       4,511     2,911     100,000        5,088      3,488    100,000
   4         9,075         5,289     3,689     100,000       6,180     4,580     100,000        7,183      5,583    100,000
   5        11,634         6,548     4,948     100,000       7,891     6,291     100,000        9,465      7,865    100,000
   6        14,321         7,757     6,157     100,000       9,647     8,047     100,000       11,954     10,354    100,000
   7        17,143         8,909     7,629     100,000      11,444    10,164     100,000       14,667     13,387    100,000
   8        20,105        10,002     8,882     100,000      13,281    12,161     100,000       17,625     16,505    100,000
   9        23,216        11,030    10,070     100,000      15,154    14,194     100,000       20,851     19,891    100,000
  10        26,483        11,990    11,190     100,000      17,062    16,262     100,000       24,372     23,572    100,000
  11        29,912        12,964    12,324     100,000      19,119    18,479     100,000       28,379     27,739    100,000
  12        33,513        13,863    13,383     100,000      21,222    20,742     100,000       32,786     32,306    100,000
  13        37,294        14,685    14,365     100,000      23,373    23,053     100,000       37,642     37,322    100,000
  14        41,265        15,425    15,265     100,000      25,573    25,413     100,000       43,004     42,844    100,000
  15        45,433        16,077    16,077     100,000      27,820    27,820     100,000       48,936     48,936    100,000
  16        49,810        16,631    16,631     100,000      30,113    30,113     100,000       55,511     55,511    100,000
  17        54,406        17,077    17,077     100,000      32,451    32,451     100,000       62,819     62,819    100,000
  18        59,232        17,404    17,404     100,000      34,832    34,832     100,000       70,960     70,960    100,000
  19        64,299        17,593    17,593     100,000      37,251    37,251     100,000       80,059     80,059    100,000
  20        69,620        17,629    17,629     100,000      39,706    39,706     100,000       90,174     90,174    110,012
  21        75,206        17,494    17,494     100,000      42,196    42,196     100,000      101,308    101,308    121,570
  22        81,072        17,172    17,172     100,000      44,727    44,727     100,000      113,543    113,543    135,116
  23        87,231        16,646    16,646     100,000      47,301    47,301     100,000      126,986    126,986    149,843
  24        93,698        15,895    15,895     100,000      49,927    49,927     100,000      141,755    141,755    165,853
  25       100,488        14,893    14,893     100,000      52,611    52,611     100,000      157,980    157,980    183,257
  26       107,618        13,596    13,596     100,000      55,356    55,356     100,000      175,803    175,803    202,173
  27       115,105        11,903    11,903     100,000      58,141    58,141     100,000      195,437    195,437    220,844
  28       122,966         9,843     9,843     100,000      61,019    61,019     100,000      217,122    217,122    241,006
  29       131,219         7,280     7,280     100,000      63,975    63,975     100,000      241,092    241,092    262,791
  30       139,886         4,114     4,114     100,000      67,025    67,025     100,000      267,641    267,641    286,375

- ---------------

 * In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER

2,005 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $1,400

                                HYPOTHETICAL 0%                   HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      ----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
- ------   -----------      ------   ---------   -------      ------   ---------   -------      -------   ---------   -------
   1         2,105         1,375         0     100,000       1,472         0     100,000        1,568          0    100,000
   2         4,316         2,903     1,303     100,000       3,189     1,589     100,000        3,486      1,886    100,000
   3         6,638         4,351     2,751     100,000       4,922     3,322     100,000        5,541      3,941    100,000
   4         9,075         5,745     4,145     100,000       6,701     5,101     100,000        7,777      6,177    100,000
   5        11,634         7,112     5,512     100,000       8,552     6,952     100,000       10,240      8,640    100,000
   6        14,321         8,455     6,855     100,000      10,483     8,883     100,000       12,956     11,356    100,000
   7        17,143         9,776     8,496     100,000      12,498    11,218     100,000       15,954     14,674    100,000
   8        20,105        11,076     9,956     100,000      14,601    13,481     100,000       19,263     18,143    100,000
   9        23,216        12,354    11,394     100,000      16,797    15,837     100,000       22,915     21,955    100,000
  10        26,483        13,612    12,812     100,000      19,089    18,289     100,000       26,947     26,147    100,000
  11        29,912        14,925    14,285     100,000      21,591    20,951     100,000       31,555     30,915    100,000
  12        33,513        16,201    15,721     100,000      24,195    23,715     100,000       36,650     36,170    100,000
  13        37,294        17,434    17,114     100,000      26,901    26,581     100,000       42,280     41,960    100,000
  14        41,265        18,655    18,495     100,000      29,743    29,583     100,000       48,532     48,372    100,000
  15        45,433        19,853    19,853     100,000      32,719    32,719     100,000       55,468     55,468    100,000
  16        49,810        20,919    20,919     100,000      35,741    35,741     100,000       63,105     63,105    100,000
  17        54,406        21,919    21,919     100,000      38,876    38,876     100,000       71,574     71,574    100,000
  18        59,232        22,858    22,858     100,000      42,133    42,133     100,000       80,983     80,983    102,038
  19        64,299        23,725    23,725     100,000      45,516    45,516     100,000       91,387     91,387    113,320
  20        69,620        24,516    24,516     100,000      49,032    49,032     100,000      102,862    102,862    125,492
  21        75,206        25,233    25,233     100,000      52,698    52,698     100,000      115,524    115,524    138,629
  22        81,072        25,862    25,862     100,000      56,517    56,517     100,000      129,480    129,480    154,081
  23        87,231        26,405    26,405     100,000      60,509    60,509     100,000      144,864    144,864    170,939
  24        93,698        26,854    26,854     100,000      64,689    64,689     100,000      161,819    161,819    189,329





  25       100,488        27,188    27,188     100,000      69,070    69,070     100,000      180,503    180,503    209,383
  26       107,618        27,412    27,412     100,000      73,678    73,678     100,000      201,094    201,094    231,258
  27       115,105        27,499    27,499     100,000      78,535    78,535     100,000      223,824    223,824    252,921
  28       122,966        27,456    27,456     100,000      83,679    83,679     100,000      248,941    248,941    276,324
  29       131,219        27,270    27,270     100,000      89,146    89,146     100,000      276,715    276,715    301,620
  30       139,886        26,905    26,905     100,000      94,972    94,972     101,620      307,452    307,452    328,973

- ---------------

 * In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER

4,623 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $1,400

                                HYPOTHETICAL 0%                    HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      -----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
------   -----------      ------   ---------   -------      -------   ---------   -------      -------   ---------   -------
   1         4,854         3,688     2,088     103,688        3,929      2,329    103,929        4,171      2,571    104,171
   2         9,950         7,519     5,919     107,519        8,237      6,637    108,237        8,985      7,385    108,985
   3        15,301        11,251     9,651     111,251       12,694     11,094    112,694       14,254     12,654    114,254
   4        20,920        14,885    13,285     114,885       17,302     15,702    117,302       20,021     18,421    120,021
   5        26,820        18,417    16,817     118,417       22,064     20,464    122,064       26,331     24,731    126,331
   6        33,015        21,849    20,249     121,849       26,985     25,385    126,985       33,237     31,637    133,237
   7        39,519        25,174    23,894     125,174       32,063     30,783    132,063       40,791     39,511    140,791
   8        46,349        28,388    27,268     128,388       37,298     36,178    137,298       49,053     47,933    149,053
   9        53,520        31,487    30,527     131,487       42,691     41,731    142,691       58,086     57,126    158,086
  10        61,050        34,464    33,664     134,464       48,239     47,439    148,239       67,648     66,848    167,648
  11        68,956        37,514    36,874     137,514       54,217     53,577    154,217       78,331     77,691    178,331
  12        77,258        40,441    39,961     140,441       60,387     59,907    160,387       90,028     89,548    190,028
  13        85,974        43,243    42,923     143,243       66,752     66,432    166,752      102,835    102,515    202,835
  14        95,127        45,915    45,755     145,915       73,087     72,927    173,087      116,857    116,697    216,857
  15       104,737        48,446    48,446     148,446       79,060     79,060    179,060      132,199    132,199    232,199
  16       114,828        50,826    50,826     150,826       85,093     85,093    185,093      148,973    148,973    248,973
  17       125,423        53,045    53,045     153,045       91,182     91,182    191,182      167,339    167,339    267,339
  18       136,548        55,087    55,087     155,087       97,294     97,294    197,294      187,439    187,439    287,439
  19       148,229        56,934    56,934     156,934      103,392    103,392    203,392      209,423    209,423    309,423
  20       160,494        58,567    58,567     158,567      109,431    109,431    209,431      233,455    233,455    333,455
  21       173,372        59,969    59,969     159,969      115,366    115,366    215,366      259,716    259,716    359,716
  22       186,895        61,128    61,128     161,128      121,181    121,181    221,181      288,467    288,467    388,467
  23       201,093        62,028    62,028     162,028      126,834    126,834    226,834      319,953    319,953    419,953
  24       216,002        62,655    62,655     162,655      132,284    132,284    232,284      354,448    354,448    454,448
  25       231,655        62,989    62,989     162,989      137,472    137,472    237,472      392,243    392,243    492,243
  26       248,092        62,998    62,998     162,998      142,315    142,315    242,315      433,645    433,645    533,645
  27       265,350        62,584    62,584     162,584      146,556    146,556    246,556      478,726    478,726    578,726
  28       283,472        61,815    61,815     161,815      150,252    150,252    250,252      527,897    527,897    627,897
  29       302,499        60,575    60,575     160,575      153,129    153,129    253,129      581,310    581,310    681,310
  30       322,478        58,811    58,811     158,811      155,007    155,007    255,007      639,186    639,186    739,186

----------------

 * In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER

4,623 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $1,400

                                HYPOTHETICAL 0%                    HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      -----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
- ------   -----------      ------   ---------   -------      -------   ---------   -------      -------   ---------   -------
   1         4,854         3,852     2,252     103,852        4,099      2,499    104,099        4,345      2,745    104,345
   2         9,950         7,808     6,208     107,808        8,546      6,946    108,546        9,314      7,714    109,314
   3        15,301        11,632    10,032     111,632       13,115     11,515    113,115       14,718     13,118    114,718
   4        20,920        15,353    13,753     115,353       17,838     16,238    117,838       20,633     19,033    120,633
   5        26,820        18,999    17,399     118,999       22,748     21,148    122,748       27,134     25,534    127,134
   6        33,015        22,576    20,976     122,576       27,858     26,258    127,858       34,287     32,687    134,287
   7        39,519        26,085    24,805     126,085       33,176     31,896    133,176       42,157     40,877    142,157
   8        46,349        29,528    28,408     129,528       38,710     37,590    138,710       50,817     49,697    150,817
   9        53,520        32,905    31,945     132,905       44,470     43,510    144,470       60,346     59,386    160,346
  10        61,050        36,219    35,419     136,219       50,466     49,666    150,466       70,633     69,833    170,633
  11        68,956        39,655    39,015     139,655       56,969     56,329    156,969       82,320     81,680    182,320
  12        77,258        43,015    42,535     143,015       63,742     63,262    163,742       95,206     94,726    195,206
  13        85,974        46,291    45,971     146,291       70,765     70,445    170,765      109,399    109,079    209,399
  14        95,127        49,522    49,362     149,522       77,849     77,689    177,849      125,097    124,937    225,097
  15       104,737        52,695    52,695     152,695       85,234     85,234    185,234      142,436    142,436    242,436
  16       114,828        55,669    55,669     155,669       92,689     92,689    192,689      161,362    161,362    261,362
  17       125,423        58,530    58,530     158,530      100,365    100,365    200,365      182,189    182,189    282,189
  18       136,548        61,280    61,280     161,280      108,273    108,273    208,273      205,121    205,121    305,121
  19       148,229        63,906    63,906     163,906      116,394    116,394    216,394      230,357    230,357    330,357
  20       160,494        66,400    66,400     166,400      124,722    124,722    224,722      258,128    258,128    358,128
  21       173,372        68,766    68,766     168,766      133,265    133,265    233,265      288,701    288,701    388,701





  22       186,895        70,984    70,984     170,984      142,004    142,004    242,004      322,366    322,366    422,366
  23       201,093        73,055    73,055     173,055      150,948    150,948    250,948      359,459    359,459    459,459
  24       216,002        74,970    74,970     174,970      160,086    160,086    260,086      400,332    400,332    500,332
  25       231,655        76,702    76,702     176,702      169,373    169,373    269,373      445,348    445,348    545,348
  26       248,092        78,254    78,254     178,254      178,816    178,816    278,816      494,954    494,954    594,954
  27       265,350        79,596    79,596     179,596      188,329    188,329    288,329      549,503    549,503    649,503
  28       283,472        80,738    80,738     180,738      197,913    197,913    297,913      609,488    609,488    709,488
  29       302,499        81,668    81,668     181,668      207,527    207,527    307,527      675,408    675,408    775,408
  30       322,478        82,340    82,340     182,340      217,067    217,067    317,067      747,750    747,750    847,750

- ---------------

 * In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER
1,706 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $1,050

                                HYPOTHETICAL 0%                   HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      ----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
- ------   -----------      ------   ---------   -------      ------   ---------   -------      -------   ---------   -------
   1         1,791           975         0     100,000       1,051         0     100,000        1,127          0    100,000
   2         3,672         2,153       853     100,000       2,374     1,074     100,000        2,605      1,305    100,000
   3         5,647         3,293     1,993     100,000       3,735     2,435     100,000        4,214      2,914    100,000
   4         7,721         4,393     3,093     100,000       5,133     3,833     100,000        5,967      4,667    100,000
   5         9,899         5,454     4,154     100,000       6,570     5,270     100,000        7,879      6,579    100,000
   6        12,185         6,472     5,172     100,000       8,045     6,745     100,000        9,964      8,664    100,000
   7        14,586         7,448     6,408     100,000       9,559     8,519     100,000       12,240     11,200    100,000
   8        17,106         8,379     7,469     100,000      11,110    10,200     100,000       14,725     13,815    100,000
   9        19,753         9,260     8,480     100,000      12,696    11,916     100,000       17,437     16,657    100,000
  10        22,532        10,093     9,443     100,000      14,320    13,670     100,000       20,402     19,752    100,000
  11        25,450        10,947    10,427     100,000      16,077    15,557     100,000       23,780     23,260    100,000
  12        28,514        11,755    11,365     100,000      17,888    17,498     100,000       27,502     27,112    100,000
  13        31,731        12,516    12,256     100,000      19,756    19,496     100,000       31,610     31,350    100,000
  14        35,109        13,235    13,105     100,000      21,689    21,559     100,000       36,153     36,023    100,000
  15        38,656        13,910    13,910     100,000      23,688    23,688     100,000       41,184     41,184    100,000
  16        42,380        14,534    14,534     100,000      25,754    25,754     100,000       46,759     46,759    100,000
  17        46,291        15,100    15,100     100,000      27,886    27,886     100,000       52,941     52,941    100,000
  18        50,397        15,596    15,596     100,000      30,076    30,076     100,000       59,801     59,801    100,000
  19        54,708        16,004    16,004     100,000      32,318    32,318     100,000       67,423     67,423    100,000
  20        59,235        16,310    16,310     100,000      34,606    34,606     100,000       75,908     75,908    100,000
  21        63,988        16,507    16,507     100,000      36,944    36,944     100,000       85,374     85,374    102,449
  22        68,979        16,588    16,588     100,000      39,332    39,332     100,000       95,844     95,844    114,054
  23        74,219        16,550    16,550     100,000      41,782    41,782     100,000      107,375    107,375    126,703
  24        79,722        16,393    16,393     100,000      44,302    44,302     100,000      120,078    120,078    140,491
  25        85,499        16,107    16,107     100,000      46,900    46,900     100,000      134,072    134,072    155,524
  26        91,565        15,671    15,671     100,000      49,576    49,576     100,000      149,487    149,487    171,910
  27        97,935        15,053    15,053     100,000      52,330    52,330     100,000      166,503    166,503    188,148
  28       104,623        14,206    14,206     100,000      55,153    55,153     100,000      185,293    185,293    205,676
  29       111,646        13,072    13,072     100,000      58,041    58,041     100,000      206,061    206,061    224,606
  30       119,020        11,591    11,591     100,000      60,996    60,996     100,000      229,038    229,038    245,071

- ---------------

 * In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER
1,706 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $1,050

                                HYPOTHETICAL 0%                   HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      ----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
- ------   -----------      ------   ---------   -------      ------   ---------   -------      -------   ---------   -------
   1         1,791         1,146         0     100,000       1,227         0     100,000        1,309          9    100,000
   2         3,672         2,476     1,176     100,000       2,718     1,418     100,000        2,969      1,669    100,000
   3         5,647         3,761     2,461     100,000       4,247     2,947     100,000        4,774      3,474    100,000
   4         7,721         5,003     3,703     100,000       5,822     4,522     100,000        6,743      5,443    100,000
   5         9,899         6,213     4,913     100,000       7,452     6,152     100,000        8,901      7,601    100,000
   6        12,185         7,393     6,093     100,000       9,141     7,841     100,000       11,270      9,970    100,000
   7        14,586         8,538     7,498     100,000      10,889     9,849     100,000       13,868     12,828    100,000
   8        17,106         9,657     8,747     100,000      12,706    11,796     100,000       16,727     15,817    100,000
   9        19,753        10,751     9,971     100,000      14,594    13,814     100,000       19,875     19,095    100,000
  10        22,532        11,820    11,170     100,000      16,558    15,908     100,000       23,341     22,691    100,000
  11        25,450        12,944    12,424     100,000      18,707    18,187     100,000       27,305     26,785    100,000
  12        28,514        14,049    13,659     100,000      20,955    20,565     100,000       31,696     31,306    100,000
  13        31,731        15,139    14,879     100,000      23,310    23,050     100,000       36,561     36,301    100,000
  14        35,109        16,198    16,068     100,000      25,763    25,633     100,000       41,942     41,812    100,000
  15        38,656        17,246    17,246     100,000      28,338    28,338     100,000       47,911     47,911    100,000
  16        42,380        18,261    18,261     100,000      31,019    31,019     100,000       54,517     54,517    100,000
  17        46,291        19,240    19,240     100,000      33,812    33,812     100,000       61,832     61,832    100,000
  18        50,397        20,178    20,178     100,000      36,718    36,718     100,000       69,936     69,936    100,000





  19        54,708        21,079    21,079     100,000      39,747    39,747     100,000       78,923     78,923    100,000
  20        59,235        21,940    21,940     100,000      42,905    42,905     100,000       88,883     88,883    108,437
  21        63,988        22,755    22,755     100,000      46,196    46,196     100,000       99,883     99,883    119,860
  22        68,979        23,526    23,526     100,000      49,632    49,632     100,000      112,028    112,028    133,314
  23        74,219        24,244    24,244     100,000      53,216    53,216     100,000      125,435    125,435    148,013
  24        79,722        24,913    24,913     100,000      56,961    56,961     100,000      140,236    140,236    164,076
  25        85,499        25,527    25,527     100,000      60,879    60,879     100,000      156,574    156,574    181,626
  26        91,565        26,075    26,075     100,000      64,977    64,977     100,000      174,608    174,608    200,799
  27        97,935        26,561    26,561     100,000      69,273    69,273     100,000      194,534    194,534    219,823
  28       104,623        26,966    26,966     100,000      73,779    73,779     100,000      216,554    216,554    240,375
  29       111,646        27,289    27,289     100,000      78,514    78,514     100,000      240,899    240,899    262,580
  30       119,020        27,507    27,507     100,000      83,498    83,498     100,000      267,824    267,824    286,572

- ---------------

 * In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER

3,705 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $1,050

                                HYPOTHETICAL 0%                    HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      -----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
- ------   -----------      ------   ---------   -------      -------   ---------   -------      -------   ---------   -------
   1         3,891         2,865     1,565     102,865        3,056      1,756    103,056        3,246      1,946    103,246
   2         7,976         5,895     4,595     105,895        6,462      5,162    106,462        7,051      5,751    107,051
   3        12,265         8,849     7,549     108,849        9,986      8,686    109,986       11,216      9,916    111,216
   4        16,769        11,724    10,424     111,724       13,630     12,330    113,630       15,774     14,474    115,774
   5        21,498        14,522    13,222     114,522       17,399     16,099    117,399       20,765     19,465    120,765
   6        26,463        17,241    15,941     117,241       21,294     19,994    121,294       26,228     24,928    126,228
   7        31,677        19,879    18,839     119,879       25,317     24,277    125,317       32,208     31,168    132,208
   8        37,151        22,434    21,524     122,434       29,471     28,561    129,471       38,753     37,843    138,753
   9        42,899        24,902    24,122     124,902       33,754     32,974    133,754       45,913     45,133    145,913
  10        48,935        27,283    26,633     127,283       38,170     37,520    138,170       53,750     53,100    153,750
  11        55,272        29,733    29,213     129,733       42,939     42,419    142,939       62,636     62,116    162,636
  12        61,926        32,104    31,714     132,104       47,881     47,491    147,881       72,170     71,780    172,170
  13        68,913        34,396    34,136     134,396       53,002     52,742    153,002       82,458     82,198    182,458
  14        76,249        36,613    36,483     136,613       58,314     58,184    158,314       93,765     93,635    193,765
  15        83,952        38,753    38,753     138,753       63,821     63,821    163,821      106,191    106,191    206,191
  16        92,041        40,809    40,809     140,809       69,526     69,526    169,526      119,836    119,836    219,836
  17       100,533        42,773    42,773     142,773       75,426     75,426    175,426      134,828    134,828    234,828
  18       109,450        44,628    44,628     144,628       80,910     80,910    180,910      151,283    151,283    251,283
  19       118,813        46,356    46,356     146,356       86,339     86,339    186,339      169,320    169,320    269,320
  20       128,645        47,940    47,940     147,940       91,798     91,798    191,798      189,075    189,075    289,075
  21       138,967        49,371    49,371     149,371       97,267     97,267    197,267      210,710    210,710    310,710
  22       149,806        50,642    50,642     150,642      102,739    102,739    202,739      234,433    234,433    334,433
  23       161,187        51,754    51,754     151,754      108,208    108,208    208,208      260,469    260,469    360,469
  24       173,137        52,707    52,707     152,707      113,671    113,671    213,671      289,064    289,064    389,064
  25       185,684        53,493    53,493     153,493      119,107    119,107    219,107      320,479    320,479    420,479
  26       198,859        54,093    54,093     154,093      124,470    124,470    224,470      354,978    354,978    454,978
  27       212,693        54,472    54,472     154,472      129,664    129,664    229,664      392,753    392,753    492,753
  28       227,218        54,585    54,585     154,585      134,576    134,576    234,576      434,039    434,039    534,039
  29       242,469        54,377    54,377     154,377      139,071    139,071    239,071      479,065    479,065    579,065
  30       258,483        53,797    53,797     153,797      143,006    143,006    243,006      528,062    528,062    628,062

- ---------------

 * In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.


                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER

3,705 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $1,050

                                HYPOTHETICAL 0%                    HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      -----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
- ------   -----------      ------   ---------   -------      -------   ---------   -------      -------   ---------   -------
   1         3,891         3,038     1,738     103,038        3,234      1,934    103,234        3,430      2,130    103,430
   2         7,976         6,223     4,923     106,223        6,811      5,511    106,811        7,422      6,122    107,422
   3        12,265         9,326     8,026     109,326       10,510      9,210    110,510       11,790     10,490    111,790
   4        16,769        12,350    11,050     112,350       14,338     13,038    114,338       16,573     15,273    116,573
   5        21,498        15,305    14,005     115,305       18,311     17,011    118,311       21,824     20,524    121,824
   6        26,463        18,195    16,895     118,195       22,435     21,135    122,435       27,591     26,291    127,591
   7        31,677        21,015    19,975     121,015       26,711     25,671    126,711       33,920     32,880    133,920
   8        37,151        23,775    22,865     123,775       31,154     30,244    131,154       40,877     39,967    140,877
   9        42,899        26,475    25,695     126,475       35,771     34,991    135,771       48,524     47,744    148,524
  10        48,935        29,118    28,468     129,118       40,570     39,920    140,570       56,932     56,282    156,932
  11        55,272        31,867    31,347     131,867       45,784     45,264    145,784       66,499     65,979    166,499
  12        61,926        34,571    34,181     134,571       51,232     50,842    151,232       76,886     76,496    176,886
  13        68,913        37,234    36,974     137,234       56,924     56,664    156,924       88,368     88,108    188,368
  14        76,249        39,838    39,708     139,838       62,856     62,726    162,856      101,029    100,899    201,029





  15        83,952        42,406    42,406     142,406       69,059     69,059    169,059      115,029    115,029    215,029
  16        92,041        44,912    44,912     144,912       75,520     75,520    175,520      130,464    130,464    230,464
  17       100,533        47,351    47,351     147,351       81,976     81,976    181,976      147,484    147,484    247,484
  18       109,450        49,718    49,718     149,718       88,661     88,661    188,661      166,244    166,244    266,244
  19       118,813        52,016    52,016     152,016       95,589     95,589    195,589      186,934    186,934    286,934
  20       128,645        54,243    54,243     154,243      102,763    102,763    202,763      209,751    209,751    309,751
  21       138,967        56,388    56,388     156,388      110,176    110,176    210,176      234,902    234,902    334,902
  22       149,806        58,456    58,456     158,456      117,846    117,846    217,846      262,647    262,647    362,647
  23       161,187        60,433    60,433     160,433      125,762    125,762    225,762      293,245    293,245    393,245
  24       173,137        62,324    62,324     162,324      133,937    133,937    233,937      327,000    327,000    427,000
  25       185,684        64,121    64,121     164,121      142,371    142,371    242,371      364,240    364,240    464,240
  26       198,859        65,809    65,809     165,809      151,042    151,042    251,042      405,307    405,307    505,307
  27       212,693        67,392    67,392     167,392      159,952    159,952    259,952      450,574    450,574    550,574
  28       227,218        68,846    68,846     168,846      169,060    169,060    269,060      500,431    500,431    600,431
  29       242,469        70,168    70,168     170,168      178,359    178,359    278,359      555,333    555,333    655,333
  30       258,483        71,326    71,326     171,326      187,788    187,788    287,788      615,728    615,728    715,728

- ---------------

 * In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                                   APPENDIX B

EXAMPLE OF ADDITIONAL INSURANCE RIDER (AIR)

DEFINITIONS

EXCESS CALCULATION UNDER DEATH BENEFIT OPTION 1

Cash Value * Applicable Percentage less Specified Amount.

EXCESS CALCULATION UNDER DEATH BENEFIT OPTION 2

Cash Value * Applicable Percentage less Specified Amount plus Cash Value.

GENERAL

For purposes of administrative processing, excess is subtracted first from the AIR rider specified amount and then from the base policy specified amount, to the extent necessary.

EXAMPLES

(A) Example without Excess

Insured's Age = 57
Death Benefit = Option 2
Base Policy Specified Amount = $100,000
Additional Insured Specified Amount = $50,000
Cash Value = $75,000
Cash Value * Applicable Percentage (1.42) = $106,500

Additional Insurance Death Benefit will be the Additional Insured Specified Amount less the excess, if any, of (1) over (3), where:

(1)..................................  $106,500 -- cash value * applicable percentage
(3)..................................  $175,000 -- base policy specified amount + cash value
(1) less (3).........................  -- $68,500 (No Excess)

Therefore, the Additional Insurance Death Benefit = $50,000

(B) Example with Excess -- Death Benefit Option 1

Insured's Age = 58
Death Benefit = Option: 1
Base Policy Specified Amount = $100,000
Additional Insurance Specified Amount = $25,000
Cash Value = $75,000
Cash Value * Applicable Percentage (1.38) = $103,500

Additional Insurance Death Benefit will be the Additional Insured Specified Amount less the excess, if any, of (1) over (2), where:

(1)..................................  $103,500 -- cash value * applicable percentage
(2)..................................  $100,000 -- base policy specified amount





(1) less (2).........................  $3,500 (Amount of Excess)

Therefore, the Additional Insurance Death Benefit = $25,000 - $3,500 = $21,500

(C) Example with Excess -- Death Benefit Option 2

Insured's Age = 70
Death Benefit Option : 2
Base Policy Specified Amount = $100,000
Additional Insurance Specified Amount = $75,000
Cash Value = $1,000,000
Cash Value * Applicable Percentage (1.15) = $1,150,000

Additional Insurance Death Benefit will be the Additional Insured Specified Amount less the excess, if any, of (1) over (3), where:

(1)..................................  $1,150,000 -- cash value * applicable percentage
(3)..................................  $1,100,000 -- base policy specified amount + cash value
(1) less (3).........................  $50,000 (Amount of Excess)

Therefore, the Additional Insurance Death Benefit = $75,000 - $50,000 = $25,000

                                   APPENDIX C

                                 RATES OF RETURN

     From time to time, we may report different types of historical performance for the investment options available under the policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Variable Account or policy level for the expense charge and other policy expenses, which if included, would reduce performance.

     At the request of a purchaser, Valley Forge Life Insurance Company will accompany the returns of the funds with at least one of the following: (i) returns, for the same periods as shown for the funds, which include deductions under the Variable Account for the expense charge in addition to the deductions of fund expenses, but does not include other charges under the policy; or (ii) an illustration of cash values and cash surrender values as of the performance reporting date for a hypothetical insured of given age, gender, risk classification, Premium level and initial specified amount. The illustration will be based either on actual historic fund performance or on a hypothetical investment return between 0% and 12% as requested by the purchaser. The cash surrender value figures will assume all fund charges, the expense charge, and all other policy charges are deducted. The cash value figures will assume all charges except the surrender charges are deducted.

     We also may distribute sales literature comparing the percentage change in the net asset values of the funds or in the Accumulation Unit Values for any of the investment options to established market indices, such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We also may make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the investment options being compared.

     The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after deduction of investment arrangement fees and direct operating expenses of the funds). These rates do not reflect the expense charge assessed. The rates do not reflect deductions from premiums or Monthly Deductions assessed against the cash value of the policy, nor do they reflect the policy's surrender charges. Therefore, these rates are illustrative of how actual investment performance will affect the benefits under the policy. These rates of return shown are not indicative of future performance. These rates of return may be considered, however, in assessing the competence and performance of the investment advisers.

                                      RETURNS FOR THE PERIODS ENDED 12/31/00

        INVESTMENT OPTION                            PORTFOLIO          1 YEAR       5 YEAR        10 YEARS/
                                                     INCEPTION DATE                                SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------
Federated Series High Income Bond Fund II                 3/1/94           -9.02%        4.46%          5.51%
Federated Prime Money Fund II                           11/21/94            4.06%        4.30%          4.15%
Federated Utility Fund II                                2/10/94           -8.95%        8.31%          8.81%
Alger American Growth Portfolio                           1/9/89          -14.78%       19.19%         20.45%
Alger American MidCap Growth Portfolio                    5/3/93            9.18%       19.27%         22.58%
Alger American Small Capitalization Portfolio            9/21/88          -27.20%        6.96%         13.57%
Alger American Leveraged AllCap Portfolio                1/25/95          -24.83%       23.15%         30.88%
First Eagle SoGen Overseas Variable Fund                 11/4/96            7.15%           NA         11.93%
Van Eck Worldwide Emerging Markets Fund                  11/4/96          -41.87%       -2.98%         -3.15%
Van Eck Worldwide Hard Assets Fund                       11/4/96           11.40%        1.55%          5.77%
Fidelity VIP II Asset Manager Portfolio                   9/6/89           -3.93%       11.17%         11.96%
Fidelity VIP II Contrafund Portfolio                      1/3/95           -6.62%       17.81%         21.23%
Fidelity VIP Equity-Income Portfolio                     10/9/86            8.42%       13.51%         17.35%
Fidelity VIP II Index 500 Portfolio                      8/27/92           -9.30%       17.98%         16.96%
MFS Emerging Growth Series                               7/24/95          -19.61%       22.15%         23.78%
MFS Investors Trust Series                               10/9/95           -0.15%       16.05%         16.72%
MFS Research Series                                      7/26/95           -4.85%       16.46%         17.21%
MFS Total Return Series                                   1/3/95           16.02%       13.26%         15.51%
Janus Aspen Series Capital Appreciation Portfolio         5/1/97          -18.18%           NA         31.55%
Janus Aspen Series Balanced Portfolio                    9/13/93           -2.27%       18.73%         17.19%





Janus Aspen Series Growth Portfolio                      9/13/93          -14.55%       19.40%         18.06%
Janus Aspen Series Flexible Income Portfolio             9/13/93            6.25%        7.53%          8.19%
Janus Aspen Series International Growth Portfolio         5/2/94          -15.94%       23.45%         20.32%
Janus Aspen Series Worldwide Growth Portfolio            9/13/93          -15.67%       23.02%         22.28%
Alliance Premier Growth Portfolio                        6/26/92          -16.78%       21.73%         20.27%
Alliance Growth and Income Portfolio                     1/14/91           13.59%       19.54%         15.27%
American Century VP Income and Growth Fund              10/30/97          -10.62%           NA         12.26%
American Century VP Alliance Series Value Fund            5/1/96           18.14%           NA         12.57%
Templeton Developing Markets Securities Fund              3/4/96          -32.40%           NA        -11.81%
Templeton Asset Strategy Fund                             5/1/97          -15.05%        8.66%         12.10%
Lazard Retirement Equity Portfolio                       3/18/98           -0.09%           NA          6.70%
Lazard Retirement Small Cap Portfolio                    11/4/97           21.04%           NA          6.33%
Morgan Stanley International Magnum Portfolio             1/2/97          -12.45%           NA          6.41%
Morgan Stanley Emerging Markets Equity Portfolio         10/1/96          -39.21%           NA         -2.80%


                                     PART II

                           UNDERTAKING TO FILE REPORTS

a. Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority confined in that section.

b. Pursuant to Investment Company Act Section 26(e), Valley Forge Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The registrant has no officers, directors or employees. The depositor and the registrant do not indemnify the officers, directors of employees of the depositor. CNA Financial Corporation, ("CNAFC") a parent of the depositor, indemnifies the depositor's officers, directors and employees in their capacity as such.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of CNAFC) by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of CNAFC to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC. No indemnification is made, however, in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to CNAFC unless and only to the extent that a court determines that, despite the adjudication of liability but in view of all of the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court deems proper.

To the extent that any person referred to above is successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter, therein, CNAFC will indemnify such person against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith. CNAFC may advance to such a person, expenses incurred in defending a civil or criminal action, suit or proceeding as authorized by CNAFC's board of directors upon receipt of an undertaking by (or on behalf of) such person to repay the amount advanced unless it is ultimately determined that he is entitled to be indemnified.

Indemnification and advancement of expenses described above (unless pursuant to a court order) is only made as authorized in the specific case upon a determination that such indemnification or advancement of expenses is proper in the circumstances because he has met the applicable standard of conduct. Such determination must be made by a majority vote of a quorum of CNAFC's board of directors who are not parties to the action, suit or proceeding or by independent legal counsel in a written opinion or by CNAFC's stockholders.

                       CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the papers and documents:

     The facing sheet

     The Prospectus consisting of 81 pages.

     Undertakings to file reports.

     The signatures.

     The following exhibits.

1.A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1. Resolution of the Board of Directors of Valley Forge Life Insurance Company (the "Company") establishing Valley Forge Life Insurance Company Variable Life Separate Account (the "Variable Account")**
     2.   Copy of Agreement for Lockbox Services*

     3.   (a) Not Applicable
          (b) Form of underwriting/distribution agreement between the Company and CNA Investor Services, Inc.###
          (c)  Schedule of Sales Commissions###
     4.   Not applicable
     5.   Flexible Premium Variable Insurance Policy (the "Policy")###
          (a)  Form of Waiver of Monthly Deduction Rider #
          (b)  Form of Right to Convert Rider #
          (c)  Form of Accelerated Benefit Rider #
          (d)  Form of Total Disability Waiver of Premium Rider #
          (e)  Form of Accidental Death Benefit Rider #
          (f)  Form of Additional Insurance Rider #
          (g)  Form of Automatic Transfer Rider #
          (h)  Form of Dollar Cost Averaging Rider #
          (i)  Form of Term Insurance on Children Rider #
          (j)  Form of Other Insured Term Insurance Rider #
          (k)  Form of Dollar Cost Averaging Rider I###
          (l)  Form of Dollar Cost Averaging Rider II###
     6.(a)Amended and restated Articles of Incorporation of the Company**

          (b)  By-laws of the Company**
     7.   Not applicable
     8.(a)Form of  participation  agreement  between The Alger American Fund and the Company*
          (b) Form of participation agreement between Variable Insurance Products Fund and the Company*
          (c) Form of participation agreement between Variable Insurance Products Fund II and the Company*
          (d) Form of participation agreement between MFS Variable Insurance Trust and the Company*
          (e) Form of participation agreement between SoGen Variable Funds, Inc. and the Company*
          (f) Form of participation agreement between Van Eck Worldwide Insurance Trust and the Company*
          (g) Form of participation agreement between Federated Insurance Management Series and the Company*
          (h) Form of participation agreement between Janus Aspen Series and the Company****
          (i) Form of participation agreement among the Company, CNA Investor Services, Inc., Lazard Asset Management and Lazard Retirement Series, Inc. ##
          (j) Form of participation agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and the Company. ##
          (k) Form of participation agreement among the Company, CNA Investor Services, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. ##
          (l) Form of participation agreement between the Company and American Century Investment Management, Inc. ##
          (m) Form of participation agreement between the Company and Morgan Stanley Dean Witter Universal Funds, Inc. ##
     9.   Not applicable
     10.  Form of Policy Application###
     11.  Description of issuance, transfer and redemption procedures***

B.   Not applicable

C.   Not applicable

2.   Opinion and Consent of Counsel

3.   Not applicable

4.   Not applicable

5.   Not Applicable

6.   Consent of Actuary

7.   Independent Auditors' Consent

* Incorporated by reference to the Form N-4 Registration Statement filed electronically with the Securities and Exchange Commission on September 4, 1996 (File No.333-1087).

** Incorporated by reference to the N-4 Registration Statement filed electronically with the Securities and Exchange Commission on February 20, 1996 (File No. 333-1087)

*** Incorporated by reference to the registrant's Pre-effective Amendment No.1 filed electronically on Form S-6 on September 4, 1996 (File No. 333-01949).

****Incorporated by reference to the registrant's Post-effective Amendment No.6 filed on Form S-6 on September 2, 1999 (File No. 333-01949).

# Incorporated by reference to the registrant's initial registration filed electronically on Form S-6 on January 13, 2000 (File No. 333-94575).

## Incorporated by reference to the registrant's Post-Effective Amendment No. 7 filed electronically on April 26, 2000 (File No. 333- 01949).

### Incorporated by reference to the registrant's Pre-Effective Amendment No. 1 filed electronically on May 8, 2000 (File No. 333- 94575).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Chicago and State of Illinois on this 20th day of April, 2001.

                                  VALLEY FORGE LIFE INSURANCE COMPANY on
                                  behalf of its separate account

                                  VALLEY FORGE LIFE INSURANCE COMPANY
                                  VARIABLE LIFE SEPARATE ACCOUNT
                                  (Registrant)


                                  By:     /s/ Donald P. Lofe Jr.
                                     ---------------------------------

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed by the following person in the capacities and on the dates indicated.

Signature                          Title                           Date
----------                        -----                           ----

/s/ Bernard L. Hengesbaugh         President,                       4/20/01
--------------------------         Chairman of the Board,           ---------
Bernard L. Hengesbaugh             Chief Executive Officer          Date
                                  and Director

/s/ Robert V. Deutsch              Executive Vice President,        4/20/01
----------------------             Chief Financial Officer         ---------
Robert V. Deutsch                  and Director                     Date


/s/ Jonathan D. Kantor                                               4/20/01
----------------------             Director, Senior Vice President, ---------
Jonathan D. Kantor                 Secretary and General Counsel    Date


/s/ Donald P. Lofe, Jr                                               4/20/01
----------------------             Director and Group               ---------
Donald P. Lofe, Jr.                Vice President                      Date


/s/ Gary J. Owcar                                                    4/16/01
----------------------             Director and Executive           ---------
Gary J. Owcar                      Vice President                   Date


/s/Thomas Pontarelli                                                4/20/01
----------------------             Director and Executive          ---------
Thomas Pontarelli                  Vice President                   Date

                                                                    4/20/01
/s/ Lawrence J. Boyson             Group Vice President,           ---------
------------------------           Controller and Director           Date
Lawrence J. Boyson

                                INDEX TO EXHIBITS

EX-99.C.2.   Opinion and Consent of Counsel
EX-99.C.6.   Consent of Actuary
EX-99.C.7.   Independent Auditors' Consent